As filed with the Securities and Exchange Commission on October 15, 1999
                       Registration No. 33-14943/811-7881
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                             Pre-Effective Amendment No.                |_|

                            Post-Effective Amendment No. 7              |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          |X|

                                 Amendment No. 9                         |X|
                        (Check appropriate box or boxes.)

                               Brazos Mutual Funds
                               -------------------
               (Exact Name of Registrant as Specified in Charter)

                          5949 Sherry Lane, Suite 1560
                               Dallas, Texas 75225
                               -------------------
               (Address of Principal Executive Offices) (Zip Code)

                        with a copy of communications to:

                            Audrey C. Talley, Esquire
                           Drinker Biddle & Reath LLP
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996

        Registrant's Telephone Number, including Area Code (214) 365-5200

     Dan L. Hockenbrough, 5949 Sherry Lane, Suite 1560, Dallas, Texas 75225
     ----------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
Upon effective date of this registration statement
--------------------------------------------------
It is proposed that this filing will become effective (check appropriate box)

         |_| immediately upon filing pursuant to paragraph (b) |_| on pursuant to paragraph (b)
         |_| 60 days after filing pursuant to paragraph (a)(1) |_| on pursuant to paragraph (a)(1)
         |X| 75 days after filing pursuant to paragraph (a)(2) |_| on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         Title of Securities Being Registered:  Shares of Beneficial Interest

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell nor is it a means to solicit an offer to buy these securities in any state where the offer or sale is not permitted.


                               BRAZOS MUTUAL FUNDS

                                (CLASS Y SHARES)

                                   PROSPECTUS

                                DECEMBER 31, 1999




                                                    INVESTMENT OBJECTIVE

-------------------------------------------------------------------------------


BRAZOS MICRO CAP GROWTH PORTFOLIO                   Micro Capitalization
                                                           Growth
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
BRAZOS SMALL CAP GROWTH PORTFOLIO                   Small Capitalization
                                                           Growth
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

BRAZOS MID CAP GROWTH PORTFOLIO                     Mid Capitalization
                                                           Growth
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------

BRAZOS REAL ESTATE SECURITIES PORTFOLIO                   Real Estate
                                                     Growth and Income
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

BRAZOS GROWTH PORTFOLIO
                                                           Growth
-------------------------------------------------------------------------------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OF THIS PROSPECTUS. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

Transfer Agent:
State Street Bank and Trust Company  1776 Heritage Drive, North Quincy, MA 02171
Telephone:  1-800-426-9157                          Website:  www.brazosfund.com

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVE
INVESTMENT POLICIES
INVESTMENT SUITABILITY
RISK CONSIDERATIONS
PAST PERFORMANCE
INVESTOR EXPENSES

                  Brazos Micro Cap Growth Portfolio..........................3
                  Brazos Small Cap Growth Portfolio..........................3
                  Brazos Mid Cap Growth Portfolio............................3
                  Brazos Real Estate Securities Portfolio....................7
                  Brazos Growth Portfolio....................................10
Risk Elements................................................................11
Information About the Adviser................................................14
Information for First Time Mutual Fund Investors.............................17
Valuation of Fund Shares.....................................................17
Dividends, Capital Gains Distributions and Taxes.............................18
Purchase of Shares...........................................................18
Redemption of Shares.........................................................21
Retirement Plans.............................................................23
Year 2000 Disclosure.........................................................24
Financial Highlights.........................................................25
For More Information.........................................................27

-------------------------------------------------------------------------------
                        BRAZOS MICRO CAP GROWTH PORTFOLIO
                        BRAZOS SMALL CAP GROWTH PORTFOLIO
                         BRAZOS MID CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------

SUMMARY OF INVESTMENT OBJECTIVES

         The investment objectives of the Brazos Micro Cap Growth Portfolio ("Micro Cap"), the Brazos Small Cap Growth Portfolio ("Small Cap") and the Brazos Mid Cap Growth Portfolio ("Mid Cap") are to provide maximum capital appreciation, consistent with reasonable risk to principal.

INVESTMENT POLICIES AND STRATEGIES

         The majority of equity securities (65%) in each Portfolio will have market capitalizations as follows:

         ----------------------------------------------------------------

                        MARKET CAPITALIZATION SIZE
                        (AT TIME OF PURCHASE)
         ----------------------------------------------------------------
         ----------------------------------------------------------------

         Micro Cap       $600 million1 or lower
         ----------------------------------------------------------------

         Small           Cap $1.8 billion or lower,2 or a
                         capitalization of companies represented
                         in the Russell 2000 Index at the time
                         of the Portfolio's investment.
         ----------------------------------------------------------------
         Mid Cap $235 million to $12.9 billion, or within the range of the S&P MidCap 400 Index.3
         ----------------------------------------------------------------

         1 The $600 million target will fluctuate based on the smallest 10%
           of domestic securities in the Wilshire 5000 Index.
         2 This target will fluctuate with changes in market conditions and the composition of the Russell 2000 Index.
         3 This range will fluctuate with changes in market conditions and the composition of the S&P MidCap 400 Index.

         The Portfolios seek to achieve their objectives by investing primarily in micro, small and mid capitalization companies, respectively. For each of the Portfolios, the remaining securities acquired may have market capitalizations that exceed the target capitalization. Micro Cap generally seeks investment in securities of companies with growth rates of 25%, average annual revenues under $500 million, and low debt levels. Small Cap generally seeks investment in securities of companies with growth rates above 20%, average annual revenues below $1 billion, above average return on equity, and low debt levels. Mid Cap generally seeks investment in securities of companies JMIC expects to grow at a faster rate than the average company.

         The types of equity securities that can be purchased include common stocks and securities convertible into common stocks. Convertible securities include convertible preferred stock, convertible bonds, and American Depository Receipts (ADRs). Investments in securities of foreign companies are expected to be less than 5% of each portfolio and would typically be made using ADRs. Most ADRs are traded on a U.S. stock exchange. Market conditions may lead to higher levels (up to 100%) of temporary investments such as money market instruments or U.S. Treasury Bills. Temporary investments are expected to be 5% to 10% of each portfolio under normal circumstances.

         The investment process involves consistent communications with senior management, suppliers, competitors and customers in an attempt to understand the dynamics within each company's business. The Fund then selects companies with strong growth in revenue, earnings and cash flow, predictable operating models, seasoned management, and unique products or services. JMIC believes that smaller companies have greater potential to deliver above average growth rates that may not yet have been recognized by investors.

         JMIC may sell securities when the value of a security or a group of securities within a certain sector violates diversification objectives. A high rate of portfolio turnover involves greater transaction expenses and possible adverse tax consequences to the Portfolios' shareholders.

         To manage fluctuations in the value of the Portfolios' investments, JMIC invests across 10-12 sectors with no sector representing more than 25% of the value of each Portfolio.

RISK CONSIDERATIONS
INVESTMENT SUITABILITY
      Micro  Cap, Small Cap and Mid Cap may be appropriate for investors who:

             o  are seeking long-term capital growth
             o  do not need current income
             o are willing to hold an investment over a long period of time in anticipation of returns that equity securities can provide and
             o are able to tolerate fluctuations in principal value of their investment.

         Investment in the Portfolios involves investment risks, including possible loss of principal. The value of the Portfolios' investments could be influenced by changes in the stock market as a whole, by changes in a certain industry, or by changes in certain stocks. The Portfolios' investments in instruments such as options and futures may be sensitive to interest rate changes or values due to their structure or contract terms. The value of each security at the time of acquisition is not expected to exceed 4% of the value of investments in either the Micro Cap, Small Cap or Mid Cap Portfolios.

         Small companies may have certain risks that their larger counterparts may not. Small companies may have limited product lines, financial resources, and management teams. Additionally, the trading volume of small company securities may make it more difficult to sell. JMIC seeks to reduce this risk by limiting the Portfolios' holdings of a certain stock to an amount less than or equal to the number of shares traded on the market by all traders during the last 7 business days. A more in-depth discussion of the types of risks an equity fund could be subject to is on pages 11-13.

PERFORMANCE BAR CHART

         The bar charts below show the annual returns since inception for the Small Cap and Micro Cap Portfolios. These bar charts assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

                                      (CHART)

                           Best Quarter:      Q2 1997  25.00%
                           Worst Quarter:     Q3 1998  -19.49%


                                      (CHART)

                           Best Quarter:      Q1 1998  27.70%
                           Worst Quarter:     Q3 1998  -16.26%

PAST PERFORMANCE

         The table below shows the past performance of both the Small Cap and Micro Cap Portfolios to that of the Russell 2000 Index, a widely recognized unmanaged index of small stock performance. There is no past performance table for the Mid Cap Growth Portfolio, as it has yet to commence operations. A mutual fund's comparison of its performance to an objective index may be viewed by an investor as a relative measure of performance. Similar to the bar charts above, this table assumes reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

--------------------------------------------------------------------------------
                                                                     SINCE
AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98           1 YEAR       INCEPTION1
--------------------------------------------------------------------------------
BRAZOS SMALL CAP GROWTH PORTFOLIO
(after expenses)                                     13.6%           32.4%
--------------------------------------------------------------------------------
BRAZOS MICRO CAP GROWTH PORTFOLIO
(after expenses)                                     32.8%           32.8%
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX (before expenses)                 -2.5%           19.2%
--------------------------------------------------------------------------------

1 The commencement of operations for the Small Cap Growth Portfolio and the Micro Cap Growth Portfolio was 12/31/96 and 12/31/97, respectively.

INVESTOR EXPENSES

         The expenses you should expect to pay as an investor in each of the Portfolios are shown below.

-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES2
(EXPENSES THAT ARE DEDUCTED FROM
PORTFOLIO ASSETS)                            MICRO CAP    SMALL CAP    MID CAP
-------------------------------------------------------------------------------
Management fees                                1.20%        .90%         .90%
Other Expenses                                  .70%         .31%         .45%
                                                ----         ----         ----
Total operating expenses3                      1.90%        1.21%       1.35%
-------------------------------------------------------------------------------

2 JMIC currently reimburses fund expenses to the extent total operating expenses exceed 1.60% for Micro Cap, 1.35% for Small Cap, and 1.35% for Mid Cap. This cap on expenses is expected to continue until further notice. After expense reimbursements and/or fee waivers, if any, the expenses you should expect to pay as an investor in each of the Portfolios are shown below.

-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
PORTFOLIO ASSETS)                           MICRO CAP     SMALL CAP     MID CAP
-------------------------------------------------------------------------------
Management fees                               .90%           .90%         .90%
Other Expenses                                .70%           .31%         .45%
                                              ----           ----        -----
Total operating expenses3                     1.60%         1.21%        1.35%
-------------------------------------------------------------------------------

3 The Portfolios have no sales, redemption, exchange, or account fees with the exception of a $12.00 fee for each redemption made by wire. Additionally, some institutions may charge a fee if you buy through them.

         The example below shows what a shareholder could pay in expenses over time and is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. It uses the same hypothetical conditions other mutual funds use in their prospectuses: $10,000 initial investment for the time periods indicated, 5% annual total return, expenses (without fee waiver) remain unchanged. The figures shown would be the same whether you sold your shares at the end of a period or kept them. The Portfolios' actual return and expenses will be different.

------------------------------------------------------------------------------
                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
------------------------------------------------------------------------------

MICRO CAP               $193           $597            $1,026         $2,222
------------------------------------------------------------------------------

SMALL CAP               $123           $384            $ 665          $1,466
------------------------------------------------------------------------------

MID CAP                 $___           $____
------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                     BRAZOS REAL ESTATE SECURITIES PORTFOLIO
-------------------------------------------------------------------------------

SUMMARY OF INVESTMENT OBJECTIVE

         The investment objective of the Brazos Real Estate Securities Portfolio ("Real Estate" or the "Portfolio") is to invest in real estate securities that provide a balance of income and appreciation (with reasonable risk to principal).

INVESTMENT POLICIES AND STRATEGIES

         The Portfolio seeks to achieve its objective by investing at least 65% of its total assets in equity securities of companies principally engaged in the real estate industry. A company is considered "principally engaged in the real estate industry" if at least 50% of its assets, gross income, or net profits are attributable to ownership, construction, management or sale of various real estate. The types of equity securities that can be purchased include common stocks and securities convertible into common stocks. Convertible securities include convertible preferred stock, convertible bonds, and American Depository Receipts (ADRs). Investments in securities of foreign companies are expected to be less than 5% of the portfolio and would typically be made using ADRs traded on a U.S. stock exchange. Market conditions may lead to higher levels (up to 100%) of temporary investments such as money market instruments or U.S. Treasury Bills. Temporary investments are expected to be 5% to 10% of the portfolio under normal circumstances.

         Real Estate generally seeks securities of companies with strong cash flow, management, dividend yield, dividend growth potential, and financial strength. The list of potential investments is further filtered through the use of fundamental security analysis and valuation methods.

         JMIC may sell securities when the value of a security or a group of securities within a certain sector violates diversification objectives. A high rate of portfolio turnover involves greater transaction expenses and possible adverse tax consequences to the Portfolio's shareholders.

         JMIC seeks to manage risk by investing across 10-12 property sectors, such as hotel, office, apartment, retail and industrial sectors. No sector will represent more than 25% of the value of the Portfolio. The risk is also managed by investing in companies that provide geographic diversification.

RISK CONSIDERATIONS
INVESTMENT SUITABILITY
      Real Estate may be appropriate for investors who:

             o  are seeking long-term capital growth

             o  prefer some current income

             o are willing to hold an investment over a long period of time in anticipation of returns that equity securities can provide and

             o are able to tolerate fluctuations in the principal value of their investment.

         Investment in the Portfolio involves investment risks, including possible loss of principal. The value of the Portfolio may significantly increase or decrease over a short period of time. The value could be influenced by changes in the stock market as a whole, by changes in a certain industry, or by changes in certain stocks. The Portfolio's investments in instruments such as options and futures may be sensitive to interest rate changes or values due to their structure or contract terms. The value of each security at the time of acquisition is not expected to exceed 4% of the value of the Portfolio.


         The Portfolio is subject to risks, such as market forces, that may impact the values of its underlying real estate assets, and management's skill in managing those assets. The trading volume of small company real estate securities may make it more difficult to sell. JMIC seeks to reduce this risk by limiting the Portfolio's holdings of a certain stock to an amount less than or equal to the number of shares traded on the market by all traders during the last 7 business days. A more in depth discussion of the types of risks an equity fund could be subject to is on pages 11-13.


PERFORMANCE BAR CHART

         The bar chart below shows the Portfolio's annual returns since inception. This bar chart assumes reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

                              (CHART)

                  Best Quarter:       Q3 1997  12.16%
                  Worst Quarter:      Q3 1998  -13.52%

PAST PERFORMANCE

         The table below shows the Portfolio's past performance to that of the NAREIT Equity Index*, a widely recognized unmanaged index of publicly traded real estate securities. Similar to the bar chart above, this table assumes reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

-------------------------------------------------------------------------------
                                                                    SINCE
                                                                  INCEPTION
AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98            1 YEAR     (12/31/96)
-------------------------------------------------------------------------------
BRAZOS REAL ESTATE SECURITIES PORTFOLIO               -17.4%        3.3%
(after expenses)
-------------------------------------------------------------------------------
NAREIT EQUITY INDEX (before expenses)                 -17.5%        -0.8%
-------------------------------------------------------------------------------

* Effective 12/31/98, JMIC no longer uses the Wilshire REIT Index as an additional benchmark index for the Real Estate Securities Portfolio. JMIC believes that given the recent improvements in the calculation methodology of the NAREIT Equity Index, the NAREIT Equity Index will now be recognized as the most appropriate benchmark for the Real Estate Securities Portfolio.

INVESTOR EXPENSES

         The expenses you should expect to pay as an investor in the fund are shown below.

-------------------------------------------------------------------------------
SHAREHOLDER FEES                                      REAL ESTATE SECURITIES
(FEE PAID DIRECTLY FROM YOUR INVESTMENT)                     PORTFOLIO
-------------------------------------------------------------------------------
Redemption Fee1                                                1.00%
-------------------------------------------------------------------------------

1 Shares of the Portfolio that are held 90 days or more may be redeemed without cost. This fee is intended to encourage long-term investment in the Portfolio, to avoid transaction and other expenses caused by early redemption, and to facilitate portfolio management.


-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES2                         REAL ESTATE SECURITIES
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)             PORTFOLIO
-------------------------------------------------------------------------------
Management fees                                                  .90%
Other expenses                                                    .41%
                                                                  ----
Total operating expenses3                                        1.31%
-------------------------------------------------------------------------------

2 JMIC currently reimburses fund expenses to the extent total operating expenses exceed 1.25%. This cap on expenses is expected to continue until further notice. After reimbursements and/or fee waivers, if any, the expenses you should expect to pay as an investor in the fund are shown below.


-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                          REAL ESTATE SECURITIES
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)             PORTFOLIO
-------------------------------------------------------------------------------
Management fees                                                  .84%
Other expenses                                                    .41%
                                                                  ----
Total operating expenses3                                        1.25%
-------------------------------------------------------------------------------

3 The Portfolio has no other sales, exchange, or account fees with the exception of a $12.00 fee for each redemption made by wire. Additionally, some institutions may charge a fee if you buy through them.

         The example below shows what a shareholder could pay in expenses over time and is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It uses the same hypothetical conditions other mutual funds use in their prospectuses: $10,000 initial investment for the time periods indicated, 5% annual total return, expenses (without fee waiver) remain unchanged. The figures shown would be the same whether you sold your shares at the end of a period or kept them. The Portfolio's actual return and expenses will be different.

------------------------------------------------------------------------------
                             1 YEAR      3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------------
REAL ESTATE SECURITIES
PORTFOLIO                     $133        $415         $718       $1,579
------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                             BRAZOS GROWTH PORTFOLIO
-------------------------------------------------------------------------------

SUMMARY OF INVESTMENT OBJECTIVE

         The investment objective of the Brazos Growth Portfolio ("Growth") is to provide maximum capital growth.

INVESTMENT POLICIES AND STRATEGIES

         The Portfolio seeks to achieve its objective by investing primarily in equity securities. Growth generally seeks securities of companies with growth rates above 20%, above average return on equity, and low debt levels.

         The types of equity securities that can be purchased include common stocks and securities convertible into common stocks. Convertible securities include convertible preferred stock, convertible bonds, and American Depository Receipts (ADRs). Investments in securities of foreign companies are expected to be less than 5% of the portfolio and would typically be made using ADRs. Most ADRs are traded on a U.S. stock exchange. Market conditions may lead to higher levels (up to 100%) of temporary investments such as money market instruments or U.S. Treasury Bills. Temporary investments are expected to be 5% to 10% of the portfolio under normal circumstances.

         Securities are selected based on the company's potential for strong growth in revenue, earnings and cash flow, strong management, and leading products or services. The possible investments are further filtered through the use of fundamental security analysis and valuation methods.

         JMIC may sell securities when the value of a security or a group of securities within a certain sector violates diversification objectives. Annual portfolio turnover may exceed 100% due to this policy. A high rate of portfolio turnover involves greater transaction expenses and possible adverse tax consequences to the Portfolio's shareholders.

         To reduce any fluctuation in the value of the Portfolio's investments, JMIC invests across 10-12 sectors with no sector representing more than 25% of the value of the Portfolio.

RISK CONSIDERATIONS
INVESTMENT SUITABILITY
      Growth may be appropriate for investors who:

               o  are seeking long-term capital growth

               o are willing to hold an investment over a long period of time in anticipation of returns that equity securities can provide and

               o are able to tolerate fluctuations in principal value of their investment.

         Investment in the Portfolio involves investment risks, including possible loss of principal. The value of the Portfolio may advance or decline significantly over a short period of time. The value could be influenced by changes in the stock market as a whole, by changes in a certain industry, or by changes in certain stocks. The Portfolio's investments in instruments such as options and futures may be sensitive to interest rate changes or values due to their structure or contract terms. The value of each security is expected to be less than 4% of the value of the Portfolio over the holding period of each security. A more in depth discussion of the types of risks an equity fund could be subject to is on pages 11-13.


INVESTOR EXPENSES

         The expenses you should expect to pay as an investor in the fund are shown below, and are based on estimated amounts for the current fiscal year.

-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES1
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)                  GROWTH
-------------------------------------------------------------------------------
Management fees                                                      .90%

Other expenses                                                       .45%
                                                                      ---
Total operating expenses2                                           1.35%
-------------------------------------------------------------------------------

1 JMIC currently reimburses fund expenses to the extent total operating expenses exceed 1.35% for Growth. This cap on expenses is expected to continue until further notice. After expense reimbursements and/or fee waivers, the expenses you should expect to pay as an investor in the fund are shown below.

-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)                  GROWTH
-------------------------------------------------------------------------------
Management fees                                                      .90%

Other expenses                                                       .45%
                                                                      ---
Total operating expenses2                                           1.35%
-------------------------------------------------------------------------------

2 The Portfolio has no sales, redemption, exchange, or account fees with the exception of a $12.00 fee for each redemption made by wire. Additionally, some institutions may charge a fee if you buy through them.

         The example below shows what a shareholder could pay in expenses over time and is intended to help the investor compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It uses the same hypothetical conditions other mutual funds use in their prospectuses: $10,000 initial investment for the time periods indicated, 5% annual total return, expenses (without fee waiver) remain unchanged. The figures shown would be the same whether you sold your shares at the end of a period or kept them. The Portfolio's actual return and expenses will be different.

-------------------------------------------------------------------------------
                          1 YEAR        3 YEARS     5 YEARS       10 YEARS
-------------------------------------------------------------------------------

GROWTH                     $137          $428         $739         $1,624
-------------------------------------------------------------------------------

         A mutual fund's comparison of its performance to an objective index may be viewed by an investor as a relative measure of performance. A performance bar chart would give some indication of the risks of an investment in the Portfolio by comparing the Portfolio's performance with a broad measure of market performance. There is no past performance table or performance bar chart for the Growth Portfolio, as Growth is less than one year old.

RISK ELEMENTS

         In seeking to achieve its investment objective, each Portfolio will rely on different strategies to seek rewards and returns. The objective of the Micro Cap Growth Portfolio is to provide maximum capital appreciation, consistent with reasonable risk to principal by investing primarily in microcapitalization companies. The objective of the Small Cap Growth Portfolio is to provide maximum capital appreciation, consistent with reasonable risk to principal by investing primarily in small capitalization companies. The objective of the Real Estate Securities

Portfolio is to provide a balance of income and appreciation (with reasonable risk to principal) by investing primarily in equity securities of companies which are principally engaged in the real estate industry. The objective of the Growth Portfolio is to provide maximum capital growth by investing primarily in equity securities. The objective of the Mid Cap Growth Portfolio is to provide maximum capital appreciation, consistent with reasonable risk to principal by investing primarily in midcapitalization companies.

         This table identifies the main elements that make up the Portfolios' overall risk and reward characteristics described under the Risk Considerations section for each Portfolio presented in this prospectus. It also outlines the Portfolios' policies toward various securities, including those that are designed to help each Portfolio manage risk. The following policies are not fundamental and the Trustees may change such policies without shareholder approval.

-------------------------------------------------------------------------------------------------------------
STRATEGIES TO SEEK REWARD                 POTENTIAL REWARDS                  POTENTIAL RISKS
-------------------------------------------------------------------------------------------------------------
MARKET CONDITIONS

^   Under normal circumstances
    each portfolio plans to remain     ^  Stocks and bonds have             ^  A portfolio's share price and
    fully invested.                       generally outperformed more          performance will fluctuate in
                                          stable investments (such as          response to stock and bond
^   A portfolio seeks to limit risk       short-term bonds and cash            market movements.
    through diversification in a          equivalents) over the long
    large number of stocks.               term.

-------------------------------------------------------------------------------------------------------------

MANAGEMENT CHOICES

^   JMIC focuses on bottom-up          ^  A portfolio could outperform      ^ A portfolio could
    research, fundamental security        its benchmark due to its            underperform its benchmark
    analysis and valuation methods        asset allocation and                due to these same choices.
    to enhance returns.                   securities choices.
-------------------------------------------------------------------------------------------------------------

SHORT-TERM TRADING

^   Each portfolio anticipates a       ^  A portfolio could realize         ^ Increasing trading would
    portfolio turnover rate of            gains in a short period of          raise the portfolios'
    approximately 150%.                   time.                               brokerage and related costs.

^   Each portfolio generally avoids    ^  A portfolio could protect         ^ Increased short-term capital
    short-term trading, except to         against losses if a stock is        gains distributions would
    take advantage of attractive or       overvalued and its value            raise shareholders' income
    unexpected opportunities or to        later falls.                        tax liability.
    meet demands generated by
    shareholder activity.


                                      -12-

-------------------------------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS)

^  JMIC invests in companies that       ^  Favorable market                 ^  The value of a REIT is
   provide geographic diversification      conditions could generate           affected by changes in the
   to limit risk.                          gains or reduce losses.             value of the properties owned
                                                                               by the REIT or securing
                                        ^ These investments may                mortgage loans held by the
                                          offer more attractive yields         REIT.
                                          or potential growth than
                                          other securities.                 ^  A portfolio could lose money
                                                                               because of decline in the value
                                                                               of real estate, risks related
                                                                               to general and local economic
                                                                               conditions, overbuilding and
                                                                               increased competition.
------------------------------------------------------------------------------------------------------------
SMALL CAP AND MICRO CAP STOCKS

 ^  JMIC focuses on companies with      ^  Securities of companies with     ^  The Small Cap Growth and
    with potential for strong              small and micro                     Micro Cap Growth Portfolios
    growth in revenue, earnings            capitalizations may have            could lose money because of
    and cash flow; strong                  greater potential than large        the potentially higher risks of
    management; leading products           cap companies to deliver            small companies and price
    or services; and potential for         above-average growth rates          volatility than investments
    improvement.                           that may not have yet been          in general equity markets.
                                           recognized by investors.

 ^  35% of the Small Cap Growth and                                          ^ The Micro Cap Growth
    the Micro Cap Growth Portfolios                                            Portfolio may be unable to
    may be invested in securities                                              sell some of its securities
    of larger capitalization                                                   and may be forced to hold
    companies.                                                                 them if the securities are
                                                                               thinly traded.
-------------------------------------------------------------------------------------------------------------

         The following table indicates the maximum percentage, including temporary investments, each Portfolio may make:

-----------------------------------------------------------------------------------------------------------------------------
                                      MICRO CAP        SMALL CAP          MID CAP         REAL ESTATE
                                       GROWTH           GROWTH            GROWTH          SECURITIES            GROWTH
-----------------------------------------------------------------------------------------------------------------------------
ADR's, EDR's and GDR's........           5%               5%                5%                5%                  5%
Asset-backed securities.......           --               --                --                --                 --
Bank obligations..............           10%              10%               10%               10%                10%
Foreign currency transactions.           --               --                --                --                 --
Foreign securities............           5%               5%                5%                5%                  5%
Futures contracts.............      5%(a) 20%(b)     5%(a) 20%(b)      5%(a) 20%(b)      5%(a) 20%(b)        5%(a) 20%(b)
Illiquid securities...........           15%              15%               15%               15%                15%
Investment companies..........           10%              10%               10%               10%                10%
Lending of securities.........         33 1/3%          33 1/3%           33 1/3%           33 1/3%            33 1/3%
Mortgage-backed securities....           --               --                --                --                 --
Options transactions..........      5%(a) 20%(b)     5%(a) 20%(b)      5%(a) 20%(b)      5%(a) 20%(b)        5%(a) 20%(b)
Repurchase agreements.........           --               --                --                --                  0%
Reverse repurchase agreements.         33 1/3%          33 1/3%           33 1/3%           33 1/3%            33 1/3%
U.S. Government obligations...          100%             100%              100%              100%                100%
Warrants......................           5%               5%                5%                5%                  5%
When-issued securities........         33 1/3%          33 1/3%           33 1/3%           33 1/3%            33 1/3%

TEMPORARY INVESTMENTS
Cash..........................          100%             100%              100%              100%                100%
Short-term obligations........          100%             100%              100%              100%                100%

INVESTMENT RESTRICTIONS
Securities of any one issuer..           5%               5%                5%                5%                  5%
Outstanding voting securities
   of any one issuer..........           10%              10%               10%               10%                10%
Securities of issuers in any
   One industry...............           25%              25%               25%             25%(c)               25%
----------------------------------- -------------- ------------------ ---------------- ------------------ -------------------

Percentages are of total assets (except for Illiquid Securities which are shown as a percentage of net assets).
(a) Portfolio may not purchase futures contracts or options where premiums and margin deposits exceed 5% of total assets.
(b) Portfolio may not enter into futures contracts or options where its obligations would exceed 20% of total assets.
(c) Portfolio may purchase more than 25% of its assets in real estate securities.

INFORMATION ABOUT THE ADVISER

         Brazos Mutual Funds (the "Company") was created in December 1996 in response to demand to provide a means of investing with John McStay Investment Counsel, a limited partnership, 5949 Sherry Lane, Suite 1600, Dallas, Texas, 75225, at a lower minimum account size. John McStay Investment Counsel began managing large accounts for pension plans, endowments, foundations and municipalities in 1983. The senior management has worked together for approximately 20 years.

         On June 30, 1999, John McStay Investment Counsel reorganized as a Delaware limited liability company ("JMIC" or the "Adviser") and completed the sale of an 80% managing membership interest in JMIC to American International Group, Inc. ("AIG") resulting in JMIC becoming a majority owned indirect subsidiary of AIG and minority owned by the employees of JMIC. In connection therewith, on June 25, 1999, shareholders of each Portfolio of the Company approved new investment advisory and management agreements with JMIC and also approved changing the fundamental investment restrictions relating to the ability to engage in borrowing and lending transactions with respect to each Portfolio. The new agreements are identical to the prior agreements in all respects except for their effective dates, termination dates and language describing the existing authorization of the Company's Board of Trustees permitting affiliate transactions. Although the investment advisory fee waivers will no longer be in place, the fees will not exceed the expense caps currently in place for each Portfolio due to a voluntary expense reimbursement by JMIC or its affiliates. In connection with the reorganization of JMIC, the Board of Trustees of the Company also approved the following new service providers for the Company, effective June 25, 1999:
Custodian, State Street Bank and Trust Company; and Administrator, SunAmerica Asset Management Corp. (an AIG affiliate).

         JMIC's mission is to capture excess returns while managing risk. JMIC seeks to accomplish this objective by:

         o  investing in smaller companies
         o  investing in rapidly growing companies
         o investing in companies with highly predictable revenue and profit streams
         o investing in companies positioned to accelerate profit growth above general expectations
         o  constructing diversified portfolios to moderate risk

         JMIC has employed a bottom-up process in researching companies. JMIC visits virtually every company prior to investing. Bottom-up research often includes interviews with senior management, as well as the companies' competitors and suppliers. The list of potential investments is further filtered by the use of traditional fundamental security analysis and valuation methods.

         JMIC manages each portfolio using a team approach. By using a team approach, the Company avoids the risk of changes in portfolio management style that may be encountered when a lead manager approach is utilized. The team approach creates portfolio management stability, which provides confidence that the process is repeatable, and has been used for the last twenty-five years. JMIC has had minimal (one) professional turnover during the last fifteen years of management.

         For the fiscal year ended November 30, 1998, JMIC received a fee, calculated daily and payable monthly, at the following annual rates (as a percentage of each Portfolio's average daily net assets): 0.90% for the Small Cap Growth Portfolio and 0.84% for the Real Estate Securities Portfolio. The Micro Cap Growth, Growth and the Mid Cap Growth Portfolios pay the Adviser a fee, calculated daily and payable monthly, of 1.20%, 0.90% and 0.90%, respectively, of each Portfolio's average daily net assets.

ADVISER'S HISTORICAL PERFORMANCE

         Set forth below are performance data provided by the Adviser pertaining to the composite of all separately managed accounts of the Adviser that are managed with substantially similar (although not necessarily identical) objectives, policies and strategies as those of the Small Cap Growth Portfolio, the Real Estate Securities Portfolio, and the Mid Cap Growth Portfolio. The investment returns of the Small Cap Growth, Real Estate Securities and Mid Cap Growth Portfolios may differ from those of the separately managed accounts because such separately managed accounts may have fees and expenses that differ from those of the Small Cap Growth, Real Estate Securities and Mid Cap Growth Portfolios. Further, the separately managed accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and Internal Revenue Code; such conditions, if applicable, may have lowered the returns for the separately managed accounts. The Adviser's separately managed account performance results set forth below under "Institutional Equity

Results" are not intended to predict or suggest the return of the Real Estate Securities Portfolio, the Small Cap Growth Portfolio or the Mid Cap Growth Portfolio, but rather to provide the shareholder with information about the historical investment performance of the Portfolios' Adviser. The Indexes used in the comparisons below are unmanaged indices which assume reinvestment of dividends on securities in the index and are generally considered representative of securities similar to those invested in by the Adviser for the purpose of the composite performance numbers set forth below.

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                ADVISER'S
                                  ADVISER'S                     ADVISER'S                     INSTITUTIONAL
                                INSTITUTIONAL                 INSTITUTIONAL                    REAL ESTATE        NAREIT
                                  SMALL CAP        RUSSELL       MID CAP       S & P MIDCAP       EQUITY          EQUITY
                               EQUITY ACCOUNTS   2000 INDEX     COMPOSITE       400 INDEX        ACCOUNTS         INDEX
                                    (AFTER         (BEFORE        EQUITY         (BEFORE          (AFTER         (BEFORE
                                  EXPENSES)1      EXPENSES)      ACCOUNTS       EXPENSES)       EXPENSES)       EXPENSES)
-----------------------------------------------------------------------------------------------------------------------------
CALENDAR YEARS:
1987                                 25.6%            -8.8%        --               --             --              --
1988                                 24.5%            24.9%        --               --             --              --
1989                                 31.9%            16.2%       32.5%            35.6%           --              --
1990                                 -4.0%           -19.5%       -3.5%            -5.1%           --              --
1991                                 68.9%            46.1%       67.1%            50.1%           --              --
1992                                  8.7%            18.4%        6.5%            11.9%           --              --
1993                                 15.3%            18.9%       16.5%            14.0%           --              --
1994                                 -0.1%            -1.8%       -4.9%            -3.6%           14.6%             3.2%
1995                                 30.1%            28.4%       31.2%            30.9%           20.5%            15.3%
1996                                 32.9%            16.5%       23.3%            19.2%           42.1%            35.3%
1997                                 23.4%            22.4%       30.1%            32.3%           26.5%            20.3%
1998                                 10.4%            -2.5%       15.3%            19.1%          -15.6%           -17.5%

AVERAGE ANNUAL
TOTAL RETURNS
AS OF 12/31/98:
Cumulative                          886.3%            284.2%       511.8%          483.7%         109.5%            59.8%
Annualized                           21.0%             11.9%        19.9%           19.3%          15.9%             9.8%
3 Year                               21.9%             11.6%        22.8%           23.4%          14.9%            10.3%
5 Year                               18.7%             11.9%        18.2%           18.9%          15.9%             9.8%
10 Year                              20.2%             12.9%        19.9%           19.3%          --               --
Five-Year Mean                       --                --           --              --             17.6%            11.3%
Twelve-Year Mean                     22.3%             13.3%        --              --             --               --
Value of $1 invested
During 12 years
(1/1/87 - 12/31/98)                  $9.86             $3.84        --              --             $2.10            $1.59
------------------------------------------------------------------------------------------------------------------------------

1 The Adviser's Institutional Equity Accounts represents the composite of all separately managed accounts of the Adviser that are managed with substantially similar (although not identical) objectives, policies and strategies as those of Brazos Small Cap Growth Portfolio, those of the Brazos Real Estate Securities Portfolio, and those of the Brazos Mid Cap Growth Portfolio, respectively. The separately managed accounts are subject to different expenses and governmental regulations than the Portfolios.

2 The annualized return of the Adviser's Institutional Equity Accounts is calculated from monthly data, allowing for compounding. The formula used is in accordance with the methods set forth by the Association for Investment Management Research ("AIMR"), The Bank Administration Institute, and the Investment Counsel Association of America. Market value of the account was the sum of the account's total assets, including cash, cash equivalents, short term investments, and securities valued at current market prices.

3 The cumulative return means that $1 invested in the Small Cap Equity composite account on January 1, 1987 had grown to $9.86 by December 31, 1998, that $1 invested in the Real Estate Equity composite account on January 1, 1994 had grown to $2.10 by December 31, 1998 and that $1 invested in the Mid Cap Equity composite account on January 1, 1989 had grown to $6.11 by December 31, 1998.

4 The twelve-year arithmetic mean is the arithmetic average of the Small Cap Equity composite accounts' annual returns listed, and the five-year mean is the arithmetic average of the Real Estate Equity composite accounts' annual returns for the years listed.

5 The S&P MidCap 400, Russell 2000 and the NAREIT Equity Index are unmanaged indices which assume reinvestment of dividends on securities in the index and are generally considered representative of securities similar to those invested in by the Adviser for the purpose of the composite performance numbers set forth above. The S&P MidCap 400 Index is an unmanaged capitalization-weighted index that measures the performance of the mid-range of the U.S. stock market. The Russell 2000 is composed of the 2000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly traded companies. The NAREIT Equity Index is a compilation of market-weighted securities data collected from all tax-qualified equity real estate investment trusts listed on the New York and American Stock Exchanges and the NASDAQ. The comparative indices are not adjusted to reflect expenses or other fees reflected in the performance of a mutual fund as required by the SEC.

6 The Adviser's average annual management fee over the twelve-year period (1987-1998) for the Small Cap Equity composite accounts was 1% or 100 basis points. On January 1, 1987, the Adviser began managing the separate accounts using objectives, policies and strategies substantially similar to those of the BRAZOS Small Cap Growth Portfolio. During the period, fees on the Adviser's individual accounts ranged from 1% to 11/2% (100 basis points to 150 basis points). The Adviser's average annual management fee over the five-year period (1994-1998) for the Real Estate Equity composite accounts was .85% or 85 basis points. During the period, fees on the Adviser's individual accounts ranged from .80% to 1% (80 basis points to 100 basis points). The Adviser's average annual management fee over the nine-year period (1989-1998) for the Mid Cap Equity composite accounts was ___% or ___ basis points. During the period, fees on the Adviser's individual accounts ranged from ___% to ___% (___basis points to ___ basis points). Net returns to investors vary depending on the management fee.

7 Small Cap Equity composite accounts ("Composite") performance data is AIMR compliant from 1/1/93 forward. Prior to that time, the only difference in the calculation is that all portfolios were equally weighted without regard to dollar value in determining Composite performance. The Composite includes every account managed in JMIC's small capitalization style, consistent with AIMR guidelines. This equal weighting method follows the standards promulgated by the Investment Management Consultants' Association which predates standards established by AIMR. In 1990, the Composite results reflected portfolios ranging in number from 3 to 8 and in size from $3 million to $30 million, with a median size of $13 million. In 1991, the Composite reflected portfolios ranging in number from 8 to 18 and in size from $1 million to $46 million, with a median size of $15 million. In 1992, the Composite reflected portfolios ranging in number from 20 to 27 and in size from $4 million to $50 million, with a median size of $17 million. And, from 1987 through 1989, the Composite consisted of only one portfolio which for many years served as the model for all accounts managed in this style.

INFORMATION FOR FIRST TIME MUTUAL FUND INVESTORS

         The Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency does not federally insure Mutual Fund shares.

         Investments in Mutual Fund shares involve risks, including possible loss of principal.

VALUATION OF FUND SHARES

         The net asset value of each Portfolio is determined by dividing the sum of the total market value of a Portfolio's investments and other assets, less any liabilities, by the total number of shares outstanding. Net asset value per share for each Portfolio is determined as of the close of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for business.

         Each Portfolio uses the last quoted trading price as the market value for equity securities. For listed securities, each Portfolio uses the price quoted by the exchange on which the security is primarily traded. Unlisted securities and listed securities which have not been traded on the valuation date or for which market quotations are not readily available are valued at the average between the last price asked and the last price bid. For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. Dollar equivalents based upon the latest available bid price of such currencies against U.S. Dollars quoted by any major bank or by any broker.

         Bonds and other fixed income securities are valued according to the broadest and most representative market which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair value market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board of Trustees (the "Trustees") determines that amortized cost reflects fair value.

         The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Trustees.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

         Each Portfolio will distribute annually to shareholders substantially all of its net investment income and any net realized long-term capital gains. A Portfolio's dividends and capital gains distributions will be reinvested automatically in additional shares unless the Company is notified in writing that the shareholder elects to receive distributions in cash.

         If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

FEDERAL TAXES

         Each Portfolio intends to make distributions that may be taxed either as ordinary income or as a capital gain. Because the Micro Cap, Small Cap, Growth and the Mid Cap Portfolios seek capital appreciation as opposed to current income, the Company anticipates that most of these distributions will be taxed as capital gains. Distributions from the Real Estate Portfolio are likely to represent both capital appreciation and income, and thus are likely to constitute both capital gain and ordinary income. All distributions, whether in the form of cash payment to the shareholder or as reinvested in additional shares of a Portfolio, may be subject to Federal income tax. A redemption of shares in a Portfolio would be considered to be a taxable event under Federal Law. Any exchange of shares in a Portfolio for shares of another Portfolio would be treated as a sale of the Portfolio's shares and any gain on the transaction may be subject to Federal taxation.

STATE AND LOCAL TAXES

         Shareholders may also be subject to state and local taxes on distributions and redemptions. Shareholders should consult with their tax advisers regarding the tax status of distributions in their state and locality.

PURCHASE OF SHARES

         Shares of the Portfolios may be purchased without sales commission, at the net asset value per share next determined after an order, including payment in the manner described herein, is received by the Fund (see "Valuation of Shares"). The Fund reserves the right to reject your purchase order and to suspend the offering of shares of the Fund. All purchases must be in U.S. dollars. Cash will not be accepted. There is a $25.00 fee for all checks returned due to insufficient funds.

         Effective September 15, 1999, initial investments in the shares of the Portfolios offered in this Prospectus must be at least $1,000,000, and subsequent minimum investments must be at least $1,000, except for the Brazos Micro Cap Growth Portfolio, which has an initial investment of $50,000. Shares may be purchased and subsequent investments may be made without being subject to the minimum or subsequent investment limitations at the discretion of the officers of the Trust.

         Shares may be purchased and subsequent investments may be made by principals, officers, associates and employees of the Company and its affiliates, their families and their business or personal associates, either directly or through their individual retirement accounts, and by any JMIC pension or profit-sharing plan, without being subject to the minimum or subsequent investment limitations.

----------------------------------------------------------------------------------------------------------------

PURCHASING SHARES:               OPENING AN ACCOUNT:                    ADDING TO AN ACCOUNT:
----------------------------------------------------------------------------------------------------------------
By check                  ^    Make out a check for the           ^  Make out a check for the
                               investment amount, payable to         investment amount payable to
                               "Brazos Mutual Funds."                "Brazos Mutual Funds."

                          ^    Mail the check and your            ^  Fill out the detachable
                               completed Account Registration        investment slip from an account
                               Form to the address indicated         statement.  If no slip is
                               in "-Mailing Addresses" below         available, include a note
                                                                     specifying the Portfolio name,
                                                                     your account number, and the name(s)
                                                                     in which the account is registered.
----------------------------------------------------------------------------------------------------------------
                          ^    Call 1-800-426-9157 to             ^  Call 1-800-426-9157 to
By exchange                    request an exchange.                  request an exchange.
----------------------------------------------------------------------------------------------------------------
By wire                   ^    Mail your completed Account        ^  Instruct your bank to wire
                               Registration Form to the              the amount of your investment
                               address indicated in "-Mailing        to:
                               Addresses" below.                     State Street Bank and Trust Company
                          ^    Obtain your account number            Boston, MA
                               by calling 1-800-426-9157.            ABA #0110-00028
                                                                     DDA #99029712
                                                                     Attn: Name of Portfolio
                                                                     FBO:  Shareholder Name/Account
                                                                     Number
                          ^    Instruct your bank to wire        ^   Specify the Portfolio name,
                               the amount of your investment         the new account number, and the
                               to:  State Street Bank and Trust      names in which the account is
                               Company                               registered.  Your bank may charge
                               Boston, MA                            a fee to wire funds.
                               ABA #0110-00028
                               DDA #99029712
                               Attn:  Name of Portfolio
                               FBO:  Shareholder Name/
                               Account Number

                           ^   Specify the Portfolio name,
                               the new account number, and the
                               names in which the account is
                               registered.  Your bank may
                               charge a fee to wire funds.

                                      -19-

----------------------------------------------------------------------------------------------------------------
By telephone              ^    See "By wire" and "By             ^   Verify that your bank or
                               exchange"                             credit union is a member of the
                                                                     Automated Clearing House
                                                                     (ACH) system.

                                                                 ^   Complete the applicable
                                                                     section on the Account
                                                                     Registration Form.

                                                                 ^   Call 1-800-426-9157 to verify
                                                                     that these features are in place
                                                                     on your account.

                                                                 ^   Tell the Fund representative the
                                                                     Portfolio name, your account number,
                                                                     the name(s) in which the account is
                                                                     registered and the amount of
                                                                     your investment.
----------------------------------------------------------------------------------------------------------------
MAILING ADDRESSES
^ For initial investments and overnight                      ^  For subsequent investments:
  or express mail:                                              NON-RETIREMENT ACCOUNTS:
  Brazos Mutual Funds                                           Brazos Mutual Funds
  Mutual Fund Operations, 3rd Floor                             c/o NFDS
  The SunAmerica Center                                         P.O. Box 219373
  733 Third Avenue                                              Kansas City, MO  64121-9373
  New York, NY  10017-3204
                                                                RETIREMENT ACCOUNTS:
                                                                Brazos Mutual Funds
                                                                Mutual Fund Operations, 3rd Floor
                                                                The SunAmerica Center
                                                                733 Third Avenue
                                                                New York, NY  10017-3204

OTHER COMPANIES THROUGH WHICH YOU CAN PURCHASE BRAZOS MUTUAL FUNDS

-------------------------------------------------------------------------------
FIDELITY INVESTMENTS, INC.   CHARLES SCHWAB AND CO.        JACK WHITE AND CO.
-------------------------------------------------------------------------------

National Financial Services
One World Financial Center
200 Liberty Street
New York, NY  10281
1-800-544-6666

101 Montgomery Street
San Francisco, CA  94104
1-800-435-8000

National Financial Services
One World Financial Center
200 Liberty Street
New York, NY  10281
1-800-544-6666

AUTOMATIC INVESTMENT PLAN

         Shareholders may also purchase additional Portfolio shares through an Automatic Investment Plan. Under the Plan, SunAmerica Fund Services, Inc., at regular intervals, will automatically debit a shareholder's bank checking account in an amount of $50 or more (subsequent to the minimum initial investment), as specified by the shareholder. A shareholder may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually. The purchase of Portfolio shares will be effected at their offering price at 4 p.m., Eastern time, on the date of the month designated by the shareholder. For an Application for the Automatic Investment Plan, check the appropriate box of the Application at the end of this

Prospectus, or call 1-800-426-9157. This service may not be provided for Service Agent clients who are provided similar services by those organizations.

OTHER PURCHASE INFORMATION

         Investments received by 4 p.m. ET (the close of the NYSE) will be invested at the price calculated after the NYSE closes that day. Orders received after 4 p.m. ET will receive the price calculated on the next business day.

DISTRIBUTOR

         SunAmerica Capital Services Inc. ("SACS"), The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204, serves as Distributor for shares of the Portfolios. SACS will receive no compensation for distribution of shares of the Portfolios, except for reimbursement by the Adviser of out-of-pocket expenses.

EXCHANGE PRIVILEGE

         Shares of each Portfolio may be exchanged for shares of any other Portfolio included in the Brazos Mutual Funds. Exchange requests should be made by writing to the Fund c/o SunAmerica Fund Services, Inc., Mutual Fund Operations, The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204 or calling 1-800-426-9157.

         Any exchange will be based on the net asset value of the shares involved. There is no charge of any kind for an exchange. Before making an exchange into a Portfolio, a shareholder should read the Portfolio's Prospectus (contact SunAmerica Fund Services, Inc. at 1-800-426-9157 for additional copies of the Prospectus). Exchanges can only be made with Portfolios that are qualified for sale in a shareholder's state of residence. Exchange requests may be made either by mail or telephone. Telephone exchanges will be accepted only if the certificates for the shares to be exchanged have not been issued to the shareholder and if the registration of the two accounts will be identical. Requests for exchanges with other Portfolios received prior to 4 p.m. (ET) will be processed as of the close of business on the same day. Requests received after that time will be processed on the next business day. The Board of Trustees may limit frequency and amount of exchanges permitted. For additional information regarding telephoned instructions, see "REDEMPTION OF SHARES BY TELEPHONE" below. An exchange into another Portfolio of the Fund is a sale of shares and may result in capital gain or loss for income tax purposes. The Fund may modify or terminate the exchange privilege at any time.

REDEMPTION OF SHARES

         Any redemption may be more or less than the purchase price of your shares depending on the market value of the investment securities held by your Portfolio(s).

         Shares of the Brazos Micro Cap Growth, Small Cap Growth, Growth and Mid Cap Growth Portfolios may be redeemed by mail or telephone, at any time, without cost, at their net asset value as next determined after receipt of the redemption request. Shareholders are charged a $12.00 fee for redemptions by wire. Otherwise, there is no charge for redemptions.

         Shares of the Brazos Real Estate Securities Portfolio may be redeemed by mail or telephone, at any time, at the net asset value as next determined after receipt of the redemption request. Shares held 90 days or more may be redeemed without cost except for a $12.00 fee charged to shareholders for wire redemptions. Shares held less than 90 days will be subject to a

1% redemption fee which is retained by the Fund for the benefit of the remaining shareholders and is intended to encourage long-term investment in the Brazos Real Estate Securities Portfolio, to avoid transaction and other expenses incurred by early redemption and to facilitate portfolio management.

------------------------------------------------------------------------------------------------------------------------
REDEEMING SHARES:                DESIGNED FOR:                  TO SELL SOME OR ALL OF YOUR SHARES:
-------------------------------------------------------------------------------------------------------------------------
By letter                         ^  Accounts of any type.       ^   Write a letter of instruction indicating the
                                                                     Portfolio name, your account number, the
                                                                     names in which the account is registered,
                                                                     and the dollar value or number of shares you
                                                                     wish to sell.

                                  ^  Sales of any type.

                                                                 ^   Include all signatures and any additional
                                                                     documents that may be required (see next page).

                                                                 ^   Mail the materials to:
                                                                     Brazos Mutual Funds
                                                                     Mutual Fund Operations, 3rd Floor
                                                                     The SunAmerica Center
                                                                     733 Third Avenue
                                                                     New York, New York  10017-3204
                                                                 ^   A check will be mailed to the name(s)
                                                                     and address in which the accountis registered,
                                                                     or otherwise according to your letter of instruction.
--------------------------------------------------------------------------------------------------------------------------
By telephone                      ^  Most accounts.              ^   For automated service 24 hours a day
                                                                     using your touch-tone phone, dial
                                                                     1-800-654-4760.

                                  ^  Sales of up to $100,000.    ^   To place an order or to speak to a
                                                                     representative from Brazos Mutual Funds,
                                                                     call 1-800-426-9157 between 8:30 a.m. and
                                                                     7:00 p.m.(Eastern time) on most business days.

                                  ^  Requests by letter to       ^   Fill out the "Telephone Redemption"
By wire                              sell any amounts                section of your new account application.
                                     (accounts of any type).
                                                                 ^   To verify redemption privilege is in
                                                                     place on an account, or to request the forms
                                                                     to add it to an existing account, call
                                                                     1-800-426-9157.

                                  ^  Requests by phone to        ^   Amounts of $1,000 or more will be wired
                                     sell up to $100,000             on the next business day.  A $12 fee will be
                                     (accounts with telephone        deducted from your account.
                                     redemption privileges).

By exchange                       ^  Accounts of any type.       ^   Review the current prospectus for the
                                                                     portfolio into which you are exchanging.

                                  ^  Sales of any amount.        ^   Call 1-800-426-9157 to request an exchange.
--------------------------------------------------------------------------------------------------------------------------

SIGNATURE GUARANTEES
         Signature guarantees are required for the following redemptions:

         o redemptions where the proceeds are to be sent to someone other than the registered shareholder(s);

         o redemptions where the proceeds are to be sent to someplace other than the registered address;

         o share transfer requests; or

         o redemption requests that exceed $100,000.

         The purpose of signature guarantees is to verify the identity of the party who has authorized a redemption.

OTHER REDEMPTION INFORMATION

         Normally, each Portfolio will make a payment for all shares redeemed under proper procedures within one business day of and no more than seven business days after receipt of the request. The Company may suspend the right of redemption or postpone the date, as permitted by the SEC, including under emergency circumstances and at times when the NYSE is closed.

         If the Trustees determine that it would be detrimental to the best interests of remaining shareholders of the Portfolios to make payment wholly or partly in cash, the Portfolios may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by a Portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities so received in payment of redemptions.

RETIREMENT PLANS

         Shares of the Portfolios are available for use in certain types of tax-deferred retirement plans such as:

         o  IRAs (including educational and Roth IRAs),

         o employer-sponsored defined contribution plans (including 401(k) plans), and

         o tax-sheltered custodial accounts described in Section 403(b)(7) of the Internal Revenue Code.

         Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. Application forms and brochures describing investments in the Portfolios for retirement plans can be obtained by calling the Brazos Mutual Funds at 1-800-426-9157.

YEAR 2000 DISCLOSURE

         The "Year 2000" issue stems from the inability of computers and software programs to correctly process dates in the next century. This could result in major system or process failures or the generation of erroneous data, which would lead to disruptions in the Portfolios' business operations.

         The Portfolios have no application systems of their own and are entirely dependent on their service providers' systems and software programs. The Adviser has sought assurances from the Portfolios' service providers (including their administrator, transfer agent and custodian) that they are taking all necessary steps to ensure that their systems and software programs will accurately reflect the Year 2000. The capability of the service providers' systems to recognize the Year 2000 could have a negative impact on the Adviser's provision of investment advisory services, including the handling of securities trades, pricing and account services. At this time, however, no assurance can be given that the Portfolios' service providers, including the Adviser, have anticipated every step necessary to avoid any adverse effect on the Portfolios attributable to the Year 2000 issue or that the Year 2000 issue will not have an adverse effect on companies whose securities are held by the Portfolios or on global markets or economies generally.

FINANCIAL HIGHLIGHTS

         The following table shows selected financial information for shares outstanding of each of the Portfolios throughout the periods indicated. The total return in the table represents the rate that an investor would have earned on an investment in the Portfolio specified (assuming reinvestment of all dividends and distributions). The information for the periods through November 30, 1998 has been audited by PricewaterhouseCoopers LLP, whose report along with the Portfolios' financial statements, is included in the Annual Report, which is available free of charge. The information provided for the period ended May 31, 1999 has not been audited. The Growth Portfolio's fiscal year is December 1 through November 30 (however, the Growth Portfolio commenced operations on December 31, 1998, indicated by the financial information shown below).

  ---------------------------------------------------------------------------------------------------------------------------------

                                                  SMALL CAP GROWTH                             REAL ESTATE SECURITIES
  ---------------------------------------------------------------------------------------------------------------------------------
                                         FOR THE                     FOR THE PERIOD     FOR THE                    FOR THE PERIOD
                                       SIX-MONTH      FOR THE YEAR    DECEMBER 31,     SIX-MONTH     FOR THE YEAR    DECEMBER 31,
                                     PERIOD ENDED       ENDED       1996* THROUGH    PERIOD ENDED        ENDED      1996* THROUGH
                                     MAY 31, 1999     NOVEMBER 30,    NOVEMBER 30,   MAY 31, 1999    NOVEMBER 30,    NOVEMBER 30,
                                      (UNAUDITED)       1998            1997         (UNAUDITED)         1998            1997
  ---------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE,
    BEGINNING OF PERIOD.........       $14.07         $13.49          $10.00           $9.21          $11.24          $10.00
  INCOME FROM OPERATIONS:
  Net investment income (loss)1.        (0.05)         (0.11)1         (0.03)           0.26            0.441           0.35
  Net realized and unrealized
     Gains (losses) on
     Investments................        (2.23)          0.79            4.69            0.38           (1.90)           2.05
  TOTAL FROM INVESTMENT
     OPERATIONS.................        (2.18)          0.68            4.66            0.64           (1.46)           2.40
  Distributions from:
     Net investment income......          -               -              -             (0.21)          (0.43)          (0.23)
     Net realized gains.........          -            (0.10)          (1.17)           0.00           (0.14)          (0.93)

  Total distributions...........          -            (0.10)          (1.17)          (0.21)          (0.57)          (1.16)
  Net asset value,
      end of period.............
                                       $16.25         $14.07          $13.49           $9.64           $9.21          $11.24
  ---------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN..................      15.49%***         5.06%        47.08%***        7.19%***        (13.64)%       24.39%***
  RATIOS/SUPPLEMENTAL DATA
  Net assets at end of period
     (000 omitted)..............       $507,743       $313,207        $80,898         $129,798         $84,789        $53,308
  Ratios (to average net assets):
     Expenses2..................       1.10%**          1.21%         1.35%**         1.21%**           1.25%         1.25%**
     Net investment income (loss),
       Including effects of waivers   (0.76)%**        (0.75)%       (0.68)%**        6.13%**           4.19%         4.61%**
  Portfolio turnover rate.......         42%            104%            148%            53%             157%            185%
  ---------------------------------------------------------------------------------------------------------------------------------
                                       FOR THE     FOR THE PERIOD  FOR THE PERIOD
                                       SIX-MONTH     DECEMBER 31,    DECEMBER 31,
                                      PERIOD ENDED  1997* THROUGH   1998* THROUGH
                                     MAY 31, 1999    NOVEMBER 30,    MAY 31,1999
                                      (UNAUDITED)        1998        (UNAUDITED)
   --------------------------------------------------------------------------------
                                                                          >
  NET ASSET VALUE,
    BEGINNING OF PERIOD.........     $12.03          $10.00          $10.00
  INCOME FROM OPERATIONS:
  Net investment income (loss)1.      (0.06)          (0.05)1         (0.02)
  Net realized and unrealized
     Gains (losses) on
     Investments................       3.59            2.08            3.30
  TOTAL FROM INVESTMENT
     OPERATIONS.................       3.53            2.03            3.28
  Distributions from:
     Net investment income......         -              -               -
     Net realized gains.........         -              -               -

  Total distributions...........         -              -               -
  Net asset value,
      end of period.............
                                     $15.56          $12.03          $13.28
  --------------------------------------------------------------------------------
  TOTAL RETURN..................      29.34%***       20.30%***       32.80%***
  RATIOS/SUPPLEMENTAL DATA
  Net assets at end of period
     (000 omitted)..............      $77,654        $47,774         $10,433
  Ratios (to average net assets):
     Expenses2..................       1.52%**         1.60%**         1.35%**
     Net investment income (loss),
       Including effects of waivers   (1.03)%**       (0.46)%**       (0.45)%**
  Portfolio turnover rate.......         73%             121%            106%
--------------------------------------------------------------------------------

*    Commencement of operations
**   Annualized
***  Not annualized
1 Net investment income (loss) per share represents net investment income
  (loss) divided by the average shares outstanding throughout the period.
2 The Adviser has voluntarily agreed to waive a portion of its advisory fees and assume expenses otherwise payable by the Portfolios (if necessary) in order to keep the annual expense ratios from exceeding 1.35%, 1.25%, 1.60% and 1.35% of the average daily net assets of the Small Cap Growth, Real Estate Securities, Micro Cap Growth and Growth Portfolios, respectively. In addition, the prior Administrator, Accounting Agent and Transfer Agent waived a portion of their fees in the Small Cap Growth and the Real Estate Securities Portfolios for the period ended November 30, 1997 and the Micro Cap Growth Portfolio for the period ended November 30, 1998. Without the waiver of expenses, the annualized ratio of expenses to average net assets would have been 1.80% and 1.83% for the Small Cap Growth and Real Estate Securities Portfolios, respectively, for the period ended November 30, 1997. For the year ended November 30, 1998, the ratio of expenses to average net assets would have been 1.31% and 1.90% (annualized) for the Real Estate Securities and Micro Cap Growth Portfolios, respectively. There was no waiver of expenses for the Small Cap Growth Portfolio for the year ended November 30, 1998. For the period ended May 31, 1999, the Administrator, Accounting Agent and Transfer Agent waived a portion of their fees in the Growth Portfolio; without the waiver of expenses, the ratio of expenses to average net assets would have been 3.07% (annualized) for the Growth Portfolio.

                     [ THIS PAGE INTENTIONALLY LEFT BLANK ]

                              FOR MORE INFORMATION

           You may obtain the following and other information on these
                           Portfolios free of charge:

                  ANNUAL AND SEMI-ANNUAL REPORT TO SHAREHOLDERS

 PROVIDES THE PORTFOLIOS' MOST RECENT FINANCIAL REPORTS AND PORTFOLIO LISTINGS.
      THE ANNUAL REPORT CONTAINS A DISCUSSION OF THE MARKET CONDITIONS AND
         INVESTMENT STRATEGIES THAT AFFECTED THE PORTFOLIOS' PERFORMANCE
                          DURING THE LAST FISCAL YEAR.


        STATEMENT OF ADDITIONAL INFORMATION (SAI) DATED DECEMBER 31, 1999


           PROVIDES ADDITIONAL DETAILS ABOUT THE PORTFOLIOS' POLICIES
                                AND MANAGEMENT.

                                   Telephone:
                                 1-800-426-9157

                                      Mail:
                             The Brazos Mutual Funds
                       c/o SunAmerica Fund Services, Inc.
                             Mutual Fund Operations
                              The SunAmerica Center
                                733 Third Avenue
                             New York, NY 10017-3204

                                    Internet:
                            http://www.brazosfund.com

                                      SEC:
          Text only versions of Fund documents can be viewed online or downloaded from: HTTP://WWW.SEC.GOV

You may review and obtain copies of Fund information at the SEC Public Reference Room in Washington, D.C. (1-800-SEC-0330). Copies of the information may be obtained for a fee by writing the Public Reference Section, Washington, D.C. 20549-6009.

                Investment Company Act of 1940 File No. 811-7881

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.





                               BRAZOS MUTUAL FUNDS

                                (CLASS Y SHARES)

                        BRAZOS MICRO CAP GROWTH PORTFOLIO
                        BRAZOS SMALL CAP GROWTH PORTFOLIO
                     BRAZOS REAL ESTATE SECURITIES PORTFOLIO
                             BRAZOS GROWTH PORTFOLIO
                         BRAZOS MID CAP GROWTH PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER 31, 1999



This Statement is not a Prospectus but should be read in conjunction with the Prospectus of the Brazos Mutual Funds (the "Company") for the Class Y Shares of the BRAZOS Micro Cap Growth, BRAZOS Small Cap Growth, BRAZOS Real Estate Securities, BRAZOS Growth and the BRAZOS Mid Cap Growth Portfolios dated December 31, 1999. To obtain the Prospectus, please call the Company at 1-800-426-9157.


                                TABLE OF CONTENTS

                                                                          PAGE
ABOUT THE BRAZOS MUTUAL FUNDS................................................2
INVESTMENT OBJECTIVES AND POLICIES...........................................2
INVESTMENT LIMITATIONS......................................................10
MANAGEMENT OF THE FUND......................................................11
INVESTMENT ADVISER AND OTHER SERVICES.......................................19
PURCHASE OF SHARES..........................................................24
REDEMPTION OF SHARES........................................................25
OTHER SHAREHOLDER SERVICES..................................................26
PORTFOLIO TRANSACTIONS......................................................28
DESCRIPTION OF SHARES AND VOTING RIGHTS.....................................29
DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES............................30
PERFORMANCE CALCULATIONS....................................................32
FINANCIAL STATEMENTS........................................................37
APPENDIX.................................................................. A-1

ABOUT THE BRAZOS MUTUAL FUNDS

The Company was organized as a Delaware business trust on October 28, 1996. The Company's principal office is located at 5949 Sherry Lane, Suite 1600, Dallas, Texas 75225; however, all investor correspondence should be directed to the Brazos Mutual Funds, c/o SunAmerica Fund Services, Inc. ("SAFS"), The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204. The Company is comprised of five different Portfolios. These include the BRAZOS Micro Cap Growth, BRAZOS Small Cap Growth, BRAZOS Real Estate Securities, BRAZOS Growth and BRAZOS Mid Cap Growth Portfolios (each a "Portfolio" or collectively the "Portfolios"). Brazos Mutual Funds is a diversified, open-end, management investment company.


INVESTMENT OBJECTIVES AND POLICIES

The following policies supplement the investment policies of the Portfolios as set forth in the Prospectus:

SHORT-TERM INVESTMENTS

Occasionally, a Portfolio may invest a portion of its assets in the following money market instruments, consistent with its investment policies.

         (1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (not longer than seven days) at a stated interest rate. Time deposits maturing from two business days through seven calendar days will not exceed 10% of the total assets of a Portfolio under most circumstances.

Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations collateralized by funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction.

A Portfolio will not invest in any security  issued by a commercial  bank unless
(i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign branches of U.S. banks, the security is, in the opinion of the Adviser, of an investment quality comparable to other debt securities which may be purchased by the Portfolios;


         (2) Commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P;

         (3) Short-term corporate obligations rated A or better by Moody's or by S&P;

         (4) U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Treasury, supported by the full faith and credit pledge of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;

         (5) U.S. Government agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and Federal agencies; and

         (6) Repurchase agreements collateralized by securities listed above.

REPURCHASE AGREEMENTS

Each Portfolio may invest in repurchase agreements collateralized by U.S. Government securities. In addition, each Portfolio may invest in repurchase agreements collateralized by certificates of deposit, and certain bankers' acceptances and other securities outlined above under "Short-Term Investments." In a repurchase agreement, a Portfolio buys a security and simultaneously commits to sell that security back at an agreed upon price plus an agreed upon market rate of interest. Under a repurchase agreement, the seller will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price if such securities mature in one year or less, or 102% of the repurchase price if such securities mature in more than one year.

The use of repurchase agreements involves certain risks. While the Company's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

WHEN-ISSUED, FORWARD DELIVERY AND DELAYED SETTLEMENT SECURITIES

Each Portfolio may purchase and sell securities on a "when-issued," "delayed settlement" or "forward delivery" basis. "When-issued" or "forward delivery" refers to securities whose terms and indenture are available, and for which a market exists, but which are not available for immediate delivery. When-issued and forward delivery transactions may be expected to occur a month or more before delivery is due. Delayed settlement is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by a Portfolio until it receives payment or delivery from the other party to any of the above transactions. A Portfolio will maintain a separate account of cash, U.S. Government securities, other high grade debt obligations or other liquid securities at least equal to the value of purchase commitments until payment is made. Such segregated securities will either mature or, if necessary, be sold on or before the settlement date. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery is made, although a Portfolio may earn income on securities it has deposited in a segregated account.

Each Portfolio may engage in when-issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When a Portfolio engages in when-issued or forward delivery transactions, it does so to acquire securities consistent with its investment objective and policies and not for the purpose of investment leverage.

PORTFOLIO TURNOVER

It is expected that the annual portfolio turnover rate for the Portfolios will not exceed 200%. In addition to Portfolio trading costs, higher rates (100% or more) of portfolio turnover may result in the realization of capital gains, a portion of which may be short-term or mid-term gains. See "DIVIDENDS, CAPITAL

GAINS DISTRIBUTIONS AND TAXES" for information on taxation. The Portfolios will not normally engage in short-term trading, but each reserves the right to do so. The tables set forth in the "Financial Highlights" section of the Prospectus present the historical turnover rates for the BRAZOS Real Estate Securities Portfolio, BRAZOS Small Cap Growth Portfolio, BRAZOS Micro Cap Growth Portfolio and BRAZOS Growth Portfolio.

INVESTMENT COMPANIES

Each Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of investment, in securities of other open-end or closed-end investment companies. No more than 5% of an investing Portfolio's total assets may be invested in securities of any one investment company nor may it acquire more than 3% of the voting securities of any investment company. A Portfolio will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to its advisory fee.

RESTRICTED SECURITIES

Each Portfolio may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Company's Board of Trustees, the Adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of a Portfolio's investment limitations. A Portfolio will invest no more than 15% of its net assets in illiquid securities. The prices realized from the sales of these securities could be less than those originally paid by a Portfolio or less than what would be considered the fair value of such securities.

FOREIGN INVESTMENTS

Each Portfolio may invest in common stocks of companies listed on foreign stock exchanges, and may also invest in stocks traded in the over-the-counter market. Common stocks for this purpose also include securities having common stock characteristics such as rights and warrants to purchase common stocks. Additionally, each Portfolio may also invest in foreign equity securities in the form of American Depository Receipts (ADRs) and other similar global instruments. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities.  Most  ADRs  are  traded  on  a  U.S.  stock  exchange.  Issuers  of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR.

Investing in foreign companies may involve additional risks and considerations which are not typically associated with investing in U.S. companies. Since stocks of foreign companies are normally denominated in foreign currencies, the Portfolios may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. Some countries may withhold portions of dividends and interest at the source. Under the Internal Revenue Code, foreign exchange gains and losses are treated as ordinary gain or loss.

As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, comparable information may not be readily available about certain foreign companies. Securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. companies. In
addition,   in  certain
foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

SECURITIES LENDING

Each Portfolio may lend its investment securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending investment securities, a Portfolio attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the Portfolio's accounts. A Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, as amended, (the "1940 Act") or the rules and regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with a Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by a Portfolio at any time, and (d) a Portfolio receives reasonable interest on the loan (which may include a Portfolio investing any cash collateral in interest bearing short-term investments). All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.

At the present time, the Staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by the investment company's Board of Trustees. A Portfolio will continue to retain any voting rights with respect to the loaned securities. If a material event occurs affecting an investment on a loan, the loan must be called and the securities voted.

HEDGING STRATEGIES

Each Portfolio may engage in various portfolio strategies to hedge against adverse movements in the equity markets. Each Portfolio may write (i.e., sell) covered call options on their portfolio securities, purchase put and call options on securities and engage in transactions in related options on futures. Each of these portfolio strategies is described below:

A) FUTURES CONTRACTS

Each Portfolio may enter into futures contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government agency.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by trading an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or acceptable securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. Each Portfolio expects to earn interest income on their margin deposits.

Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade and use futures contracts with the expectation of realizing profits from a fluctuation in interest rates.

Regulations of the CFTC applicable to the Company require that all of its futures transactions constitute bona fide straddles positions or that the Company's commodity futures and option positions be for other purposes, to the extent that the aggregate initial margins and premiums required to establish such non-hedging positions do not exceed five percent of the liquidation value of a Portfolio. A Portfolio will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Portfolios expect that approximately 75% of their futures contract purchases will be "completed," that is, equivalent amounts of related securities will have been purchased or will be purchased by the Portfolios on the settlement date of the futures contracts.

Although techniques other than the sale and purchase of futures contracts could be used to control a Portfolio's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a Portfolio will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS

A Portfolio will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. In addition, a Portfolio will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of its total assets.

RISK FACTORS IN FUTURES TRANSACTIONS

A Portfolio will minimize the risk that it will be unable to close out a futures position by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular futures contract at any given time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Portfolio has insufficient cash, it may have to sell securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Portfolio may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close futures positions also could have an adverse impact on a Portfolio's ability to effectively hedge.

The risk of loss in trading futures contracts in some strategies can be substantial due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in excess of the amount invested in the contract. However, because the futures strategies of a Portfolio is engaged in only for hedging purposes, the Adviser does not believe that a Portfolio is subject to the risks of loss frequently associated with futures transactions. A Portfolio would presumably have sustained comparable losses if, instead of futures contracts, they had invested in the underlying financial instrument and sold them after the decline.

Utilization of futures transactions by a Portfolio does involve the risk of imperfect or no correlation where the securities underlying the futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Portfolio could lose money on futures contracts and also experience a decline in value of portfolio securities. There is also the risk of loss by a Portfolio of margin deposits in the event of bankruptcy of a broker with whom a Portfolio has an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Futures contracts may be traded on foreign exchanges. Such transactions are subject to the risks of governmental actions affecting trading in or the prices of the securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,
(iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

The investment by a Portfolio in futures contracts and options on futures contracts is subject to many complex and special tax rules. The treatment by a Portfolio of certain futures and forward contracts is generally governed by
Section 1256 of the  Internal  Revenue  Code of 1986,  as amended (the  "Code").

These "Section 1256" positions generally include listed options on futures contracts, regulated futures contracts and certain foreign currency contracts and options thereon.

Absent a tax election to the contrary, each such Section 1256 position held by a Portfolio will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of the Portfolio's fiscal year, and all gain or loss associated with fiscal year transactions and marked-to-market positions at fiscal year end (except certain currency gain or loss covered by
Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within a Portfolio. The acceleration of income on Section 1256 positions may require a Portfolio to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Portfolio may be required to dispose of portfolio securities that they otherwise would have continued to hold or to use cash flows from other sources such as the sale of a Portfolio's shares. In these ways, any or all of these rules may affect both the amount, character and timing of income distributed to shareholders by the Portfolios.

B) OPTIONS

Each Portfolio may purchase and sell put and call options on securities and futures contracts for hedging purposes. Investments in options involve some of the same considerations that are involved in connection with investments in futures contracts (e.g., the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying security or contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract on which it is based or the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract or securities.

WRITING COVERED CALL OPTIONS

The principal reason for writing call options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on securities alone. By writing covered call options, a Portfolio gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Portfolio's ability to sell the underlying security will be limited while the option is in effect unless it effects a closing purchase transaction. A closing purchase transaction cancels out the Portfolio's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option that it has written. Covered call options serve as a partial hedge against the price of the underlying security declining. Each Portfolio writes only covered options, which means that so long as a Portfolio is obligated as the writer of the option it will, in a segregated account with its custodian, maintain cash, U.S. government securities, other high grade liquid debt securities or other liquid securities denominated in U.S. dollars with a value equal to or greater than the exercise price of the underlying securities.

PURCHASING OPTIONS

The amount of any appreciation in the value of the underlying security subject to a put will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from a sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out a Portfolio's position as purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option that it has purchased. In certain circumstances, a Portfolio may purchase call options on securities held in their investment portfolios on which they have written call options or on securities which they intend to purchase.

C) SHORT SALES

Each Portfolio may seek to hedge investments or realize additional gains through short sales. A Portfolio may make short sales, which are transactions in which a Portfolio sells a security it does not own, in anticipation of a decline in the market value of the security. To complete such a transaction, a Portfolio must borrow the security to make delivery to the buyer. A Portfolio then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold. Until the security is replaced, a Portfolio is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Portfolio also will incur transaction costs in effecting short sales.

A Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Portfolio replaces the borrowed security. A Portfolio will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest, or expenses a Portfolio may be required to pay in connection with a short sale.

No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Portfolio's net equity. Each Portfolio similarly will limit its short sales of the securities of any single issuer if the market value of the securities that have been sold short would exceed two percent (2%) of the value of a Portfolio's net equity or if such securities would constitute more than two percent (2%) of any class of the issuer's securities.

Whenever a Portfolio engages in short sales, its custodian segregates an amount of cash or U.S. Government securities or other high-grade liquid debt securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked-to-market daily, provided that at no time will the amount deposited in it plus the amount deposited with the broker be less than the market value of the securities at the time they were sold short.

In addition, a Portfolio may make short sales "against the box," i.e. when a security identical to one owned by a Portfolio is borrowed and sold short. If a Portfolio enters into a short sale against the box, it is required to segregate securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and is required to hold such securities while the short sale is outstanding. A Portfolio will incur transaction costs, in connection with opening, maintaining, and closing short sales against the box. A short sale may result in the recognition of gain with respect to a security for Federal income tax purposes under certain rules which treat certain short sales of the same or substantially identical positions with respect to such a security as a constructive sale at the time a short position is entered into by a Portfolio. See, "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES."

COMPANIES WITH LIMITED OPERATING HISTORIES

The BRAZOS Real Estate Securities Portfolio may invest in securities of companies which have limited operating histories and may not yet be profitable. The investments in such companies offer opportunities for capital gains, but entail significant risks including, but not limited to, the volatility of the stock price and the viability of the firm's operations. The Company will not invest in companies which together with predecessors have operating histories of less than three years if immediately thereafter and as a result of such investment the value of the Portfolio's holdings of such securities (other than securities of companies principally engaged in the real estate industry) exceeds 20% of the value of the Portfolio's total assets. Although not an investment policy of the Company, it is anticipated that under normal circumstances, approximately 10% to 15% of the companies principally engaged in the real estate industry in which the Portfolio invests will have operating histories of less than three years.

Except as specified above and as described under "INVESTMENT LIMITATIONS" below, the foregoing investment policies are not fundamental and the Trustees may change such policies without an affirmative vote of a majority of the outstanding voting securities of a Portfolio, as defined in the 1940 Act.


INVESTMENT LIMITATIONS

The following limitations supplement those set forth in the Prospectus. Whenever an investment limitation sets forth a percentage limitation on investment or utilization of assets, such limitation shall be determined immediately after and as a result of a Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a Portfolio's investment limitations. Investment limitations (1) through (9) described below are fundamental policies and cannot be changed without approval by a "majority of the outstanding shares" (as defined in the 1940 Act) of a Portfolio. A Portfolio will not:

         (1) with respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the government of the U.S. or any agency or instrumentality thereof);

         (2) with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer;

         (3) borrow money, except as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of the Portfolio's gross assets valued at the lower of market or cost, and the Portfolio may not purchase additional securities when borrowings exceed 5% of total gross assets;

         (4) pledge, mortgage or hypothecate any of its assets to an extent greater than 33% of its total assets at fair market value;

         (5) invest in physical commodities or contracts on physical commodities;

         (6) purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate; additionally, the BRAZOS Real

                  Estate Securities Portfolio may purchase and sell mortgage-related securities and liquidate real estate acquired as a result of default on a mortgage and may invest in marketable securities issued by companies such as real estate investment trusts which deal in real estate or interests therein and participation interests in pools of real estate mortgage loans;

         (7) make loans except (i) by purchasing debt securities in accordance with its investment objectives; (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the Commission thereunder; and (iii) as otherwise permitted by exemptive order of the Commission;

         (8)      underwrite the securities of other issuers;

         (9) issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Portfolio from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into options, futures or repurchase transactions;

         (10) invest in futures and/or options on futures unless (i) not more than 5% of the Portfolio's assets are required as deposit to secure obligations under such futures and/or options on futures contracts, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%; and
                  (ii) not more than 20% of a Portfolio's assets are invested in futures and options;

         (11)     purchase on margin except as specified in (10) above;

         (12) invest more than an aggregate of 15% of the net assets of a Portfolio, determined at the time of investment, in securities subject to legal or contractual restrictions on resale or securities for which there are no readily available markets.


In addition, the BRAZOS Micro Cap Growth, BRAZOS Small Cap Growth, BRAZOS Growth and the BRAZOS Mid Cap Growth Portfolios have adopted a fundamental policy that each will not acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of each Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments issued by U.S. banks when each Portfolio adopts a temporary defensive position. The Brazos Real Estate Securities Portfolio has adopted a fundamental policy that its investments will be concentrated in the real estate industry, which means that it will invest more than 25% of its assets in that industry.


MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

The Officers of the Company manage its day-to-day operations and are responsible to the Company's Board of Trustees. The Trustees set broad policies for the Company and elect its Officers. The following is a list of the Trustees and Officers of the Company and a brief statement of their present positions and principal occupations during the past five years:

GEORGE W. GAU                          Trustee of the  Company,  Professor  of Finance,  George S. Watson  Centennial
8009 Long Canyon Dr.                   Professor in Real Estate, College and Graduate School of Business,  University
Austin, TX  78730                      of Texas at Austin since 1988; J. Ludwig Mosle Centennial  Memorial  Professor
Age 51                                 in  Investments  and Money  Management,  since 1996; and Chairman of the Board and Chief Executive Officer,  The MBA Investment Fund,  L.L.C., a  $10 million fund that is the first  private investment company to be  managed by students, since 1994.

*DAN L. HOCKENBROUGH                   Trustee,  President,  Treasurer  and  Chief  Financial Officer of the Company;
5949 Sherry Lane, Suite 1600           Since  August  1996,  Business  Manager of  John  McStay  Investment  Counsel.
Dallas, Texas  75225                   Formerly,  Chief  Financial Officer of Waugh  Enterprises,  Inc. from November
Age 39                                 1995 until August 1996; and Assistant  Controller of Hicks, Muse, Tate & Furst
                                       Incorporated from December 1992 to November 1995.

JOHN H. MASSEY                         Trustee of the Company;  Private Investor and a Director of The Paragon Group,
4004 Windsor Avenue                    Inc.,  Chancellor  Broadcasting,  Inc.,  Bank of the Southwest,  Columbine JDS
Dallas, Texas  75205                   Systems,  Inc. and FSW Holdings,  Inc.  Until 1996,  Chairman of the Board and
Age 59                                 Chief Executive Officer of Life Partners Group, Inc.

DAVID M. REICHERT                      Trustee of the Company;  Private  Investor;  formerly Senior Vice President of
7415 Stonecrest Drive                  Moffet Capital  Management,  an investment  counseling firm, from January 1995
Dallas, Texas  75240                   until June 1996 and Senior Vice  President and  Portfolio  Manager of American
Age 59                                 Capital Asset Management,  a mutual fund management  company,  from April 1989 to July 1994.

*TRICIA A. HUNDLEY                     Vice President,  Secretary and Compliance  Officer of the Company;  Partner of
5949 Sherry Lane, Suite 1600           John McStay Investment Counsel since 1987.
Dallas, Texas  75225
Age 48

*LOREN J. SOETENGA                     Vice  President of the  Company, Principal of John  McStay Investment Counsel.
5949 Sherry Lane, Suite 1600           Formerly, Partner of Chronos Management, Inc. until 1996.
Dallas, Texas  75225
Age 31

*PETER C. SUTTON                       Vice President and Assistant Treasurer of the Company;  Senior Vice President,
The SunAmerica Center                  SunAmerica  Asset Management Corp.  ("SAAMCo"),  since April 1997;  Treasurer,
733 Third Avenue                       SunAmerica  Equity Funds,  SunAmerica  Income Funds,  SunAmerica  Money Market
New York, NY  10017                    Fund and  Anchor  Series  Trust,  since  February  1996;  Vice  President  and
Age 34                                 Assistant  Treasurer of SunAmerica Series Trust and Anchor Pathway Fund, since
                                       1994;  Vice  President,  Seasons  Series  Trust, since  1997; formerly,   Vice
                                       President, SAAMCo. from  1994 to 1997; Controller, SunAmerica Mutual Funds and
                                       Anchor  Series  Trust  from March 1993 to February 1996.

*ROBERT M. ZAKEM                       Vice President and Assistant  Treasurer of the Company;  Senior Vice President
The SunAmerica Center                  and General  Counsel,  SAAMCo,  since April 1993;  Executive  Vice  President,
733 Third Avenue                       General   Counsel   and   Director,   SunAmerica   Capital    Services,   Inc.
New York, NY  10017                    since August 1993,  Vice President,  General Counsel and Assistant  Secretary,
Age 41                                 SAF,  since January 1994;  Vice  President,  SunAmerica  Series Trust,  Anchor

                                       12

                                       Pathway Fund and Seasons Series Trust; Secretary and Chief Compliance Officer,
                                       Anchor  Series Trust,  SunAmerica  Equity Funds, SunAmerica Income  Funds  and
                                       SunAmerica  Money  Market  Fund,  since  1993;  Secretary and Chief Compliance
                                       Officer,  Style  Select   Series,  Inc., since  1996;  Secretary,   SunAmerica
                                       Strategic Investment Series, Inc., since 1998.

*  This person is deemed to be an "interested person" of the Company as that term is defined in the 1940 Act.

REMUNERATION OF TRUSTEES AND OFFICERS

The Company pays each Trustee, who is not also an officer or affiliated person, a $1,000 quarterly retainer fee per Portfolio which currently amounts to $5,000 per quarter. In addition, each unaffiliated Trustee receives a fee of $1,250 per regular meeting and a fee of $1,250 per special meeting, and reimbursement for travel and other expenses incurred while attending Board meetings. The fees are aggregated for all the Trustees and allocated proportionately among the Portfolios of the Company.

Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees. The Company's officers and employees are paid by either the Adviser or the Administrator and receive no compensation from the Company. The following table shows aggregate compensation paid to each of the Company's Trustees for the fiscal period ended November 30, 1999.

COMPENSATION TABLE

            (1)                     (2)                   (3)                    (4)                    (5)
      Name of Person             Aggregate             Pension or         Estimated Annual       Total Compensation
         Position               Compensation      Retirement Benefits       Benefits Upon       from Registrant and
                              From Registrant      Accrued as Part of        Retirement         Company Complex Paid
                                                    Company Expenses                                to Trustees
====================================================================================================================
George W. Gau                        -                    -0-                    -0-                     -
Trustee
Dan L. Hockenbrough                 -0-                   -0-                    -0-                    -0-
Trustee
John H. Massey                       -                    -0-                    -0-                     -
Trustee
David M. Reichert                    -                    -0-                    -0-                     -
Trustee

PRINCIPAL HOLDERS OF SECURITIES

Upon the commencement of the offering of the Class Y shares, of the Mid Cap Growth Portfolio, the Adviser will be the sole shareholder of such Class and will be deemed a controlling person of such Class.

As of September 30, 1999, the Trustees and officers of the Trust owned in the aggregate less than 1% of the total outstanding shares of each Class of each Portfolio.

As of September 30, 1999, the following  persons or  organizations  held of record 5% or more of the shares of each
Portfolio:

                  MICRO CAP GROWTH PORTFOLIO CLASS Y                PERCENTAGE
                  ----------------------------------                ----------
Charles Schwab & Co., Inc.                                             14.0%
Suite 700 Team P - Mutual Fund Operations
4500 Cherry Creek Drive South
Denver, CO  80246

National Financial Services                                             8.0%
One World Financial Center
200 Liberty Street
New York, NY  10281-1003

National Investor Services Corporation                                  6.0%
Mutual Funds
55 Water Street FL32
New York, NY  10041-3299

                  REAL ESTATE SECURITIES PORTFOLIO CLASS Y          PERCENTAGE
                  ----------------------------------------          ----------
Suntrust Bank Atlanta Custodian                                         8.0%
FBO University of Georgia Foundation
U/A/D 3/19/97
P.O. Box 105870
Atlanta, GA  30348-5870

Wachovia Bank N.A.                                                      7.0%
Successor Trustee
U/A USAA Savings & Investment Plan
301 N. Main Street
P.O. Box 3073
Winston Salem, NC  27150-0001

Clarian Health Partners Inc.                                            7.0%
ATTN: Rick Vorheis
1515 N. Senate Ave.  FL 1
Indianapolis, IN  46202-2212

Texas Tech University                                                   6.0%
PO Box 41098
Lubbock, TX  79409-1098

Charles Schwab & Co., Inc.                                              6.0%
Suite 700 Team P - Mutual Fund Operations
4500 Cherry Creek Drive South
Denver, CO  80246

The Lemelson Foundation                                                 5.0%
PMB #363 930 Tahoe Blvd. #802
Incline Village, NV  89451

California Province of the Society of Jesus                             5.0%
Attn: Reverend Robert St. Clair
P.O. Box 519
Los Gatos, CA  95031-0519

University of Nebraska Foundation                                       5.0%
Daniel H. Mortin VP & Treasurer
PO Box 82555
Lincoln, NE  68501-2555

                  SMALL CAP GROWTH PORTFOLIO CLASS Y                PERCENTAGES
                  ----------------------------------                -----------

Charles Schwab & Co., Inc.                                              12.0%
Suite 700 Team P - Mutual Fund Operations
4500 Cherry Creek Drive South
Denver, CO  80246


                  GROWTH PORTFOLIO CLASS Y                          PERCENTAGES
                  ----------------------------------                -----------

US Trust Company                                                       16.0%
FBO Community Foundation
Silicon Valley
4380 SW Macadam Ave. Ste. 450
Portland, OR  97201-6407

R.D. and Joan Dale Hubbard Foundation Inc.                             13.0%
73-405 El Paseo #32D
Palm Desert, CA  92260

R.D. Hubbard                                                            8.0%
73-405 El Paseo #32D
Palm Desert, CA  92260

Thomas J. Musick                                                        8.0%
5949 Sherry Lane Ste. 1600
Dallas, TX  75225-8012

John McStay and Ellen McStay                                            6.0%
JT Ten
5949 Sherry Lane Ste. 1600
Dallas, TX  75225-8012

Pershing                                                                5.0%
Division of Donaldson, Lufkin and Jenrette
1 Pershing Plaza
Jersey City, NJ  07399-0001


                  REAL ESTATE SECURITIES PORTFOLIO CLASS A          PERCENTAGE
                  ----------------------------------------          ----------

Sun America Asset Management Corp.                                      99.0%
ATTN: Manpratap Shiwnath
733 Third Avenue 4th Floor
New York, NY  10017-3204

                  SMALL CAP GROWTH PORTFOLIO CLASS A                PERCENTAGES
                  ----------------------------------                -----------

Sun America Asset Management Corp.                                      96.0%
ATTN: Manpratap Shiwnath
733 Third Avenue 4th Floor
New York, NY  10017-3204


                  REAL ESTATE SECURITIES PORTFOLIO CLASS B          PERCENTAGE
                  ----------------------------------                -----------

Sun America Asset Management Corp.                                      99.0%
ATTN: Frank Curran
733 Third Avenue 4th Floor
New York, NY  10017-3204


                  SMALL CAP GROWTH PORTFOLIO CLASS B                PERCENTAGES
                  ----------------------------------                -----------

Sun America Asset Management Corp.                                      86.0%
ATTN: Frank Curran
733 Third Avenue 4th Floor
New York, NY  10017-3204

Donaldson Lufkin & Jenrette                                             13.0%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052


                  REAL ESTATE SECURITIES PORTFOLIO CLASS II         PERCENTAGE
                  -----------------------------------------         -----------

Sun America Asset Management Corp.                                      99.0%
ATTN: Frank Curran
733 Third Avenue 4th Floor
New York, NY  10017-3204


                  SMALL CAP GROWTH PORTFOLIO CLASS II               PERCENTAGES
                  -----------------------------------               -----------

Sun America Asset Management Corp.                                      92.0%
ATTN: Frank Curran
733 Third Avenue 4th Floor
New York, NY  10017-3204

Resources Trust UA                                                      5.0%
USHA Pharmacy Inc. PSP
FBO Vinod F Shah
2 Dupont Ct.
Dix Hills, NY  11746-6259

INVESTMENT ADVISER AND OTHER SERVICES

John McStay Investment Counsel ( "JMIC" or the "Adviser") which was formed as a limited partnership in 1983, is located at 5949 Sherry Lane, Suite 1600, Dallas, Texas 75225. On June 30, 1999, JMIC reorganized as a Delaware limited liability company and completed the sale of an 80% managing membership interest in JMIC to American International Group, Inc. ("AIG") resulting in JMIC becoming a majority owned indirect subsidiary of AIG and minority owned by the employees of JMIC. In connection therewith, on June 25, 1999, shareholders of each Portfolio of the Company approved new investment advisory and management agreements with JMIC and also approved changing the fundamental investment restrictions relating to the ability to engage in borrowing and lending transactions with respect to each Portfolio. Although the investment advisory fee waivers will no longer be in place, the fees will not exceed the expense caps currently in place for each Portfolio due to a voluntary expense reimbursement by JMIC or its affiliates.

As a result of the reorganization described above, arrangements for the administration, distribution, transfer agency and shareholder servicing, and custody and fund accounting of the Portfolios of the Company have been changed as follows:

         (i) SunAmerica Asset Management Corp. ("SAAMCo" or the "Administrator") will act as Administrator of each Portfolio of the Company pursuant to the Administration Agreement between SAAMCo and the Company;

         (ii) SunAmerica Capital Services, Inc. ("SACS" or the "Distributor") acts as Distributor for each Portfolio of the Company pursuant to the Distribution Agreement between SACS and the Company;

         (iii) SAFS will provide transfer agency and shareholder services with respect to each Portfolio of the Company pursuant to the Service Agreement between SAFS and the Company; and

         (iv) State Street Bank and Trust Company ("State Street") will serve as custodian and fund accountant of the Portfolios and as transfer agent, together with its affiliate, National Financial Data Services ("NFDS"), pursuant to the Custodian Contract and the Transfer Agency Agreement, each between the Company and State Street.

SAAMCo, SACS and SAFS are all affiliates of each other, of JMIC, and of AIG.

Under the Administration Agreement, SAAMCo will provide certain administrative services similar to those previously provided by Firstar Mutual Fund Services, LLC ("Firstar"). For its services, SAAMCo will receive fees that are identical to those fees which were paid to Firstar. SAAMCo is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017. Under the Distribution Agreement, SACS will provide services similar to those provided by Rafferty Capital Markets, Inc. ("Rafferty"). Like Rafferty, SACS will receive no compensation for the distribution of shares of the Portfolios, except for reimbursement by the Adviser of out-of-pocket expenses. SACS is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017. Under the Service Agreement, SAFS will assist State Street and NFDS in connection with certain services previously provided by Firstar. For its services, SAFS will receive a fee, which represents the full cost of providing shareholder and transfer agency services, at the same cost basis previously charged by Firstar. SAFS will pay a fee to State Street and NFDS (other than out-of-pocket charges of the Transfer Agent which are paid by the Company). SAFS is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017. Under the Custodian

Contract and the Transfer Agency Agreement, State Street, 1776 Heritage Drive, North Quincy, MA 02171, will provide custodial and fund accounting services similar to those previously provided by Firstar Bank Milwaukee, N.A. and Firstar, respectively. Transfer agent functions previously provided by Firstar will be performed for State Street by NFDS, P.O. Box 219373, Kansas City, MO 64121-9373.

The Adviser provides investment management services to institutions and individuals and currently has approximately $4.5 billion in assets under management. John D. McStay may be deemed to control the Adviser as a result of ownership of a majority interest in John McStay & Associates ("JMA"), the general partner of the Adviser. JMA owns a majority interest in the Adviser.

The Adviser may compensate its affiliated companies for referring investors to the Portfolios. The Adviser, or any of its affiliates, may, at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or other services performed with respect to the Company or a Portfolio. Payments made for any of these purposes may be made from the paying entity's revenues, its profits or any other source available to it. When such service arrangements are in effect, they are made generally available to all qualified service providers.

ADVISORY FEES

As compensation for services rendered by the Adviser under the Investment Advisory Agreement, the Portfolios pay the Adviser an annual fee in monthly installments, calculated by applying the following annual percentage rates to the Portfolios' average daily net assets for the month:

BRAZOS Micro Cap Growth Portfolio................................     1.20%
BRAZOS Real Estate Securities Portfolio..........................     0.90%
BRAZOS Small Cap Growth Portfolio................................     0.90%
BRAZOS Portfolio.................................................     0.90%
BRAZOS Mid Cap Growth Portfolio..................................     0.90%

For the semi-annual period ended May 31, 1999, the Portfolios paid the Adviser fees and the Adviser waived fees and/or reimbursed expenses of the Portfolios as follows:

                                                    Fees paid
PORTFOLIO                                        (BEFORE WAIVERS)       WAIVERS
---------                                        ----------------       -------
BRAZOS Micro Cap Growth Portfolio                  $  375,275           $     0
BRAZOS Real Estate Securities Portfolio            $  477,518           $     0
BRAZOS Small Cap Growth Portfolio                  $1,905,910           $     0
BRAZOS Growth Portfolio*                           $   28,161           $28,161

* The Growth Portfolio commenced operations on 12/31/98.

For the fiscal year ended November 30, 1998, the portfolios paid the Adviser fees and/or reimbursed expenses of the Portfolios as follows:

                                                    Fees paid
PORTFOLIO                                        (BEFORE WAIVERS)      WAIVERS
---------                                        ----------------      -------
BRAZOS Micro Cap Growth Portfolio*                 $  326,266          $76,089
BRAZOS Real Estate Securities Portfolio            $  712,269          $47,708
BRAZOS Small Cap Growth Portfolio                  $1,578,588          $     0


*    The Micro Cap Growth Portfolio commenced operations on 12/31/97.

For the fiscal year ended November 30, 1997, the Portfolios paid the Adviser fees and the Adviser waived fees and/or reimbursed expenses of the Portfolios as follows:

                                                    Fees paid
PORTFOLIO                                        (BEFORE WAIVERS)      WAIVERS
---------                                        ----------------      -------
BRAZOS Micro Cap Growth Portfolio*                  $      0           $      0
BRAZOS Real Estate Securities Portfolio             $237,702           $139,015
BRAZOS Small Cap Growth Portfolio                   $239,078           $107,342


* The Micro Cap Growth Portfolio commenced operations on 12/31/97.

DISTRIBUTOR

SACS acts as  Distributor  for each  Portfolio of the Company.  SACS receives no
compensation  for   distribution  of  shares  of  the  Portfolios,   except  for
reimbursement by the Adviser of out-of-pocket expenses.

ADMINISTRATION FEES

As of August 1, 1999, SAAMCo serves as Administrator to the Company and also provides accounting services to the Company.

The Administrator supplies office facilities, non-investment related statistical and research data, stationery and office supplies, executive and administrative services, internal auditing and regulatory compliance services. The Administrator also assists in the preparation of reports to shareholders, prepares proxy statements, updates prospectuses and makes filings with the Securities and Exchange Commission and state securities authorities. The Administrator performs certain budgeting and financial reporting and compliance monitoring activities. For the services provided, the Administrator receives an annual fee from the Company equal to the greater of: (1) a minimum annual fee of $35,000 for the first Portfolio, $25,000 for the next three Portfolios, and $20,000 for any additional Portfolios; or (2) an asset-based fee for each Portfolio, equal to a percentage of the average daily net assets of such Portfolio, according to the following schedule:

                  0.07% on the first  $200  million;
                  0.06% on the next $500 million;
                  0.04% on the balance.

The Administrator's fee shall be payable monthly, as soon as practicable after the last day of each month, based on the Portfolio's average daily net assets as determined at the close of business on each business day throughout the month.

Prior to SAAMCo serving as Administrator, Firstar served as Administrator, Accounting Agent, Transfer Agent and Dividend Paying Agent; prior to Firstar serving in such capacities, PFPC provided similar services to the Company; prior to PFPC serving in such capacities, Rodney Square provided similar services to the Company.

For the semi-annual period ended May 31, 1999, the Company paid Firstar administration fees and Firstar waived fees and/or reimbursed expenses of the Portfolios as follows:

                                                    Fees paid
PORTFOLIO                                        (BEFORE WAIVERS)      WAIVERS
---------                                        ----------------       -------

BRAZOS Micro Cap Growth Portfolio                    $ 21,327          $    0
BRAZOS Real Estate Securities Portfolio              $ 37,745          $    0
BRAZOS Small Cap Growth Portfolio                    $139,457          $    0
BRAZOS Growth Portfolio*                             $ 10,570          $3,125

*      The Growth Portfolio commenced operations on 12/31/98.


For the semi-annual period ended May 31, 1999, the Company paid Firstar accounting services fees and Firstar waived fees and/or reimbursed expenses of the Portfolios as follows:

                                                    Fees paid
PORTFOLIO                                        (BEFORE WAIVERS)       WAIVERS
---------                                        ----------------       -------
BRAZOS Micro Cap Growth Portfolio                    $13,579            $    0
BRAZOS Real Estate Securities Portfolio              $16,305            $    0
BRAZOS Small Cap Growth Portfolio                    $30,002            $    0
BRAZOS Growth Portfolio*                             $ 9,888            $2,750

*      The Growth Portfolio commenced operations on 12/31/98.

For the fiscal year ended November 30, 1998, the Company paid Firstar and PFPC administration fees and PFPC waived fees and/or reimbursed expenses of the portfolios as follows:

                                                    Fees paid
PORTFOLIO                                        (BEFORE WAIVERS)       WAIVERS
---------                                        ----------------       -------
BRAZOS Micro Cap Growth Portfolio*                   $ 25,335           $2,124
BRAZOS Real Estate Securities Portfolio              $ 74,824           $    0
BRAZOS Small Cap Growth Portfolio                    $156,579           $    0

*   The Micro Cap Growth Portfolio commenced operations on 12/31/97.

For the fiscal year ended November 10, 1998, the Company paid Firstar and PFPC accounting services fees and PFPC waived fees and/or reimbursed expenses of the Portfolios as follows:

                                                   Fees paid
PORTFOLIO                                        (BEFORE WAIVERS)       WAIVERS
---------                                        ----------------       -------
BRAZOS Micro Cap Growth Portfolio*                   $38,100             $ 5,486
BRAZOS Real Estate Securities Portfolio              $50,231             $     0
BRAZOS Small Cap Growth Portfolio                    $67,191             $     0


*   The Micro Cap Growth Portfolio commenced operations on 12/31/97.

For the fiscal year ended November 30, 1997, the Company paid Rodney Square administration fees and Rodney Square waived fees and/or reimbursed expenses of the Portfolios as follows:

                                                   Fees paid
PORTFOLIO                                        (BEFORE WAIVERS)       WAIVERS
---------                                        ----------------       -------
BRAZOS Micro Cap Growth Portfolio*                   $     0             $    0
BRAZOS Real Estate Securities Portfolio              $41,826             $4,051
BRAZOS Small Cap Growth Portfolio                    $42,986             $4,051

*   The Micro Cap Growth Portfolio commenced operations on 12/31/97.

For the fiscal year ended November 30, 1997, the Company paid Rodney Square accounting services fees and Rodney Square waived fees and/or reimbursed expenses of the Portfolios as follows:

                                                   Fees paid
PORTFOLIO                                        (BEFORE WAIVERS)       WAIVERS
---------                                        ----------------       -------
BRAZOS Micro Cap Growth Portfolio*                   $     0             $    0
BRAZOS Real Estate Securities Portfolio              $41,352             $5,610
BRAZOS Small Cap Growth Portfolio                    $41,808             $5,610

*  The Micro Cap Growth Portfolio commenced operations on 12/31/97.


CUSTODIAN

State Street serves as the Custodian for the Portfolios. As Custodian, State Street has agreed to (a) maintain a separate account or accounts in the name of the Company, (b) hold and transfer portfolio securities on account of the Company, (c) accept receipts and make disbursements of money on behalf of the Company, (d) collect and receive all income and other payments and distributions on account of the Company's portfolio securities, and (e) make periodic reports to the Company's Trustees concerning the

Company's operations. State Street is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Company, provided that State Street remains responsible for the performance of all its duties under the Custodian Agreement and holds the Company harmless from the negligent acts and omissions of any sub-custodian. For its services to the Company under the Custodian Agreement, State Street receives a fee in addition to transaction charges and out-of-pocket expenses.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, is the independent accountant for the Company.


PURCHASE OF SHARES

Shares of the Portfolios may be purchased without sales commission at the net asset value per share next determined after an order is received in proper form by the Company. Effective September 15, 1999, initial investments in the shares of the Portfolios must be at least $1,000,000, and subsequent minimum investments must be at least $1,000, except for the Brazos Micro Cap Growth Portfolio, which has an initial investment of $50,000. Shares may be purchased and subsequent investments may be made without being subject to the minimum or subsequent investment limitations at the discretion of the officers of the Company.

Shares may be purchased and subsequent investments may be made by principals, officers, associates and employees of the Company and its affiliates, their families and their business or personal associates, either directly or through their individual retirement accounts, and by any JMIC pension or profit-sharing plan, without being subject to the minimum or subsequent investment limitations.

Payment does not need to be converted into Federal Funds (moneys credited to the Company's Custodian Bank by a Federal Reserve Bank) before the Company will accept it for investment. Specify the Portfolio in which the funds should be invested in on the Account Registration Form. An order received in proper form prior to the 4:00 p.m. close of the New York Stock Exchange (the "NYSE") will be executed at the price computed on the date of receipt; and an order received not in proper form or after the 4:00 p.m. close of the NYSE will be executed at the price computed on the next day the NYSE is open after proper receipt. The NYSE will be closed on the following days: New Year's Day; Martin Luther King, Jr.'s Birthday; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day and Christmas Day.

The Portfolios reserve the right in their sole discretion (1) to suspend the offering of their shares, (2) to reject purchase orders when in the judgment of management such rejection is in the best interests of the Company, and (3) to reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of the Portfolios' shares.

Shares of the Portfolios may be purchased by customers of broker-dealers or other financial intermediaries ("Service Agents") which deal with the Company on behalf of their customers. Service Agents may impose additional or different conditions on the purchase or redemption of shares of the Portfolios and may charge transaction or other account fees. Each Service Agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different purchase and redemption conditions. Shareholders who are customers of Service Agents should consult their Service Agent for information regarding these fees and conditions. Amounts paid to Service Agents may include transaction fees and/or service fees paid by the Company from the Company assets attributable to the Service Agent, and which would not be imposed if shares of the Portfolios were purchased directly from the Company or the Distributor. The Service Agents may provide shareholder services to their customers that are not available to a shareholder dealing directly with the Company. A salesperson and any other person entitled to receive compensation for selling or servicing shares of the Portfolios may receive different compensation with respect to one particular class of shares over another in the Company.

Service Agents, or if applicable, their designees, that have entered into agreements with the Company or its agent, may enter confirmed purchase or redemption orders on behalf of clients and customers, with payment to follow no later than the Portfolios' pricing on the following business day. If payment is not received by the Company's Transfer Agent by such time, the Service Agent could be held liable for resulting fees or losses. A Portfolio may be deemed to have received a purchase or redemption order when a Service Agent, or, if applicable, its authorized designee, accepts the order. Orders received by the Company in proper form will be priced at each Portfolio's net asset value next computed after they are accepted by the Service Agent or its authorized designee. Service Agents are responsible to their customers and the Company for timely transmission of all subscription and redemption requests, investment information, documentation and money.


REDEMPTION OF SHARES

The Portfolios may suspend redemption privileges or postpone the date of payment
(1) during any period that the Exchange is closed or trading on the Exchange is restricted as determined by the Commission, (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Portfolios to dispose of securities owned by it or to fairly determine the value of its assets, and (3) for such other periods as the Commission may permit. The Company has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Company at the beginning of such period. Such commitment is irrevocable without the prior approval of the Commission. Redemptions in excess of the above limits may be paid, in whole or in part, in investment securities or in cash as the Board of Trustees may deem advisable; however, payment will be made wholly in cash unless the Board of Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Company. If redemptions are paid in investment securities, such securities will be valued as set forth in the Prospectus under "Valuation of Fund Shares," and a redeeming shareholder would normally incur brokerage expenses if those securities were converted to cash.

Any redemption may be more or less than the shareholder's initial cost depending on the market value of the securities held by a Portfolio.

BRAZOS MICRO CAP GROWTH, BRAZOS SMALL CAP GROWTH, BRAZOS GROWTH AND BRAZOS MID CAP GROWTH PORTFOLIOS. No charge is made by these Portfolios for redemptions.

BRAZOS REAL ESTATE SECURITIES PORTFOLIO. No charge is made by the BRAZOS Real Estate Securities Portfolio for redemptions if shares are held for at least 90 days. Shares held for less than 90 days will be subject to a 1% redemption fee which is retained by the Company for the benefit of the remaining shareholders and is intended to encourage long-term investment in the BRAZOS Real Estate Securities Portfolio, to avoid transaction and other expenses caused by early redemption and to facilitate portfolio management.

The Company and the Company's Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened, as well as prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The Company or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Company or Transfer Agent does not employ the procedures described above. Neither the Company nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

SIGNATURE GUARANTEES

To protect your account from fraud, the Company and SAAMCo require signature guarantees for certain redemptions. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareowner(s) or the registered address, (2) share transfer requests; or (3) redemption requests that exceed $100,000. The purpose of signature guarantees is to verify the identity of the party who has authorized a redemption.

Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A complete definition of an eligible guarantor institution is available from the Administrator. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program.

The signature guarantee must appear either: (1) on the written request for redemption; (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (3) on all stock certificates tendered for redemption and, if shares held by the Company are also being redeemed, on the letter or stock power.


OTHER SHAREHOLDER SERVICES

The following supplements the "Purchase of Shares" and "Redemption of Shares" information set forth in the Prospectus:

IN-KIND PURCHASES

If accepted by the Company, shares of a Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Portfolio, as described in the Prospectus. Securities to be exchanged which are accepted by the Company will be valued as set forth under "VALUATION OF SHARES" at the time of the next determination of net asset value after such acceptance. Shares issued by a Portfolio in exchange for securities will be issued at net asset value determined as of the same time. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of that Portfolio and must be delivered to the Company by the investor upon receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for investment and not for immediate resale.

The Company will not accept securities in exchange for shares of a Portfolio unless:

         o at the time of the exchange, such securities are eligible to be included in that Portfolio and current market quotations are readily available for such securities;

         o the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by that Portfolio under the Securities Act of 1933, or otherwise; and

         o the value of any such securities (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by that Portfolio will not exceed 5% of the net assets of that Portfolio immediately after the transaction.

Investors who are subject to Federal taxation upon exchange may realize a gain or loss for Federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the Adviser.

EXCHANGE PRIVILEGE

Shares of a Portfolio may be exchanged for shares of any other Portfolio included within the Brazos Mutual Funds. Exchange requests should be made by calling 1-800-426-9157 or by writing to Brazos Mutual Funds, c/o SAFS, The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204. The exchange privilege is only available with respect to Portfolios that are registered for sale in the shareholder's state of residence.

Any such exchange will be based on the respective net asset values of the shares involved. There is no sales commission or charge of any kind. Before making an exchange into a Portfolio, a shareholder should read the Prospectus and consider the investment objectives of the Portfolio to be purchased. You may obtain a Prospectus for the Portfolio(s) you are interested in by calling the Company at 1-800-426-9157. Investor correspondence should be directed to the Brazos Mutual Funds, c/o SAFS, The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204.

Exchange requests may be made either by mail or telephone. Telephone exchanges will be accepted only if the certificates for the shares to be exchanged are held by the Company for the account of the shareholder and the registration of the two accounts will be identical. Requests for exchanges received prior to 4:00 p.m. (Eastern Time) will be processed as of the close of business on the same day. Requests received after 4:00 p.m. will be processed on the next business day. Neither the Company nor the Administrator will be responsible for the authenticity of the exchange instructions received by telephone. Exchanges may also be subject to limitations as to amounts or frequency, and to other restrictions established by the Board of Trustees to assure that such exchanges do not disadvantage the Company and its shareholders.

For Federal income tax purposes an exchange between Portfolios is a taxable event, and, accordingly, a capital gain or loss may be realized. In a revenue ruling relating to circumstances similar to the Company's, an exchange between a series of Funds was also deemed to be a taxable event. It is likely, therefore, that a capital gain or loss would be realized on an exchange between Portfolios; you may want to consult your tax adviser for further information in this regard. The exchange privilege may be modified or terminated at any time.

TRANSFER OF SHARES

Shareholders may transfer shares of the Portfolios to another person by making a written request to the Company. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Redemption of Shares." As in the case of redemptions, the written request must be received in good order before any transfer can be made.


PORTFOLIO TRANSACTIONS

The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolios and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the Portfolios. The Adviser may, however, consistent with the interests of the Portfolios, select brokers on the basis of the research, statistical and pricing services they provide to the Portfolios. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the Investment Advisory Agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Portfolios and the Adviser's other clients.


It is not the Company's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through broker-dealer firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Portfolios or who act as agents in the purchase of shares of the Portfolios for their clients.

Some securities considered for investment by the Portfolios may also be appropriate for other clients served by the Adviser. If purchases or sales of securities consistent with the investment policies of the Portfolios and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolios and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Company's Board of Trustees.

For the semi-annual period ended May 31, 1999, the Portfolios paid brokerage commissions as follows:


PORTFOLIO                                            BROKERAGE COMMISSION
---------                                            --------------------
BRAZOS Micro Cap Growth Portfolio                         $ 71,600
BRAZOS Real Estate Securities Portfolio                   $456,746
BRAZOS Small Cap Growth Portfolio                         $318,280
BRAZOS Growth Portfolio                                   $ 16,911


For the fiscal year ended November 30, 1998, the Portfolios paid brokerage commissions as follows:

PORTFOLIO                                            BROKERAGE COMMISSION
---------                                            --------------------
BRAZOS Micro Cap Growth Portfolio                       $  566,035
BRAZOS Real Estate Securities Portfolio                 $  851,896
BRAZOS Small Cap Growth Portfolio                       $1,999,496


For the fiscal year ended November 30, 1997, the Portfolios paid brokerage commissions as follows:

PORTFOLIO                                            BROKERAGE COMMISSION
---------                                            --------------------
BRAZOS Micro Cap Growth Portfolio                       $      0
BRAZOS Real Estate Securities Portfolio                 $316,900
BRAZOS Small Cap Growth Portfolio                       $132,283

The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolios. The Agreement directs the Adviser to use its best efforts to obtain the best available price and most favorable execution for all transactions of the Portfolios. The Adviser may buy and sell securities for the account of a portfolio through the Adviser's affiliated broker-dealer. In such instances, the affiliated broker-dealer will complete transactions pursuant to procedures designed to ensure that charges for the transactions do not exceed usual and customary levels obtainable from other, unaffiliated broker-dealers. Such transactions and the procedures are supervised by the Company's Board of Trustees. It is understood that the affiliated broker-dealer will not be utilized in situations where, in the Adviser's judgment, the brokerage services of another security firm would be in the best interest of a Portfolio. If consistent with the interests of the Portfolios, the Adviser may select brokers on the basis of research, statistical and pricing services these brokers provide to the Portfolios. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the Investment Advisory Agreement. Such brokers may be paid a higher commission than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that the commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Portfolios and the Adviser's other clients.


DESCRIPTION OF SHARES AND VOTING RIGHTS

The Company's Agreement and Declaration of Trust permits the Company to issue an unlimited number of shares of beneficial interest, without par value. The Trustees have the power to designate one or more series ("Portfolios") or classes of shares of beneficial interest without further action by shareholders.

On each matter submitted to a vote of the shareholders, each holder of a share shall be entitled to one vote for each whole share and a fractional vote for each fractional share standing in his or her name on the books of the Company.

In the event of liquidation of the Company, the holders of the shares of each Portfolio or any class thereof that has been established and designated shall be entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to that Portfolio, or in the case of a class, belonging to that Portfolio and allocable to that class, over the liabilities belonging to that Portfolio or class. The assets so distributable to the holders of shares of any particular Portfolio or class thereof shall be distributed to the holders in proportion to the number of shares of that Portfolio or class thereof held by them and recorded on the books of the Company. The liquidation of any Portfolio or class thereof may be authorized at any time by vote of a majority of the Trustees then in office.

Shareholders have no pre-emptive or other rights to subscribe to any additional shares or other securities issued by the Company or any Portfolio, except as the Trustees in their sole discretion shall have determined by resolution.

The shares of each Portfolio are fully paid and nonassessable, have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. They have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Company.

Annual meetings will not be held except as required by the 1940 Act and other applicable laws. The Company has undertaken that its Trustees will call a meeting of shareholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Company. The Company will assist shareholder communications in such matters.


DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

The Company's policy is to distribute at least annually, substantially all of a Portfolio's net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains) taxes incurred and the imposition of the Federal excise tax on undistributed income and capital gains. The Company may distribute a Portfolio's net investment income at interim periods. The amounts of any income dividends or capital gains distributions cannot be predicted. The Portfolios may distribute net investment income and other capital gains during interim periods when the Company's management determines that it is in the best interests of a Portfolio and its shareholders to do so. It is not anticipated that distributions of net investment income and other capital gains will be made more frequently than quarterly. It is possible, however, as a result of this policy that total distributions in a year could exceed the total of a Portfolio's current year net investment income and capital gains. If this should occur, a portion of the distributions received by shareholders of such Portfolio could be a nontaxable "return of capital" for federal income tax purposes and thereby reduce the shareholder's cost basis in shares of the Portfolio. In general, a shareholder's total cost basis in the Company will reflect the cost of the shareholder's original investment plus the amount of any reinvestment.

Any dividend or distribution paid shortly after the purchase of shares of a Portfolio by an investor may have the effect of reducing the per share net asset value of a Portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes as set forth in the Prospectus.

As set forth in the Prospectus, unless the shareholder elects otherwise in writing, all dividend and capital gains distributions are automatically received in additional shares of the respective Portfolio of the Company at net asset value (as of the business day following the record date). This will remain in effect until the Company is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected. An account statement is sent to shareholders whenever an income dividend or capital gains distribution is paid.

If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Each Portfolio of the Company will be treated as a separate entity (and hence as a separate "regulated investment company") for Federal tax purposes. Any net capital gains recognized by a Portfolio will be distributed to its investors without need to offset (for Federal income tax purposes) such gains against any net capital losses of another Portfolio.

Each Portfolio may engage in certain transactions, such as short sales, and may invest in certain instruments, such as futures contracts, which may result in constructive sales of appreciated positions in securities for Federal income tax purposes. A constructive sale generally occurs when a Portfolio has entered into a short sale of the same or substantially identical securities or if it enters into a futures or forward contract to deliver the same or substantially identical securities and in certain other circumstances. If a constructive sale occurs, a Portfolio will recognize either ordinary income or capital gain depending on the length of time which it held the security which was constructively sold.

Dividends paid by the Portfolios from net investment income and short-term capital gains, either in cash or reinvested in shares, will be taxable to shareholders as ordinary income. Dividends paid from the Portfolios will generally qualify in part for the 70% dividends-received deductions for corporations, but the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by the Portfolios from domestic (U.S.) sources.

Distributions paid by the Portfolios from long-term capital gains, either in cash or additional shares of a Portfolio, are taxable to shareholders subject to income tax as long-term capital gains regardless of the length of time the shareholder has owned shares in a Portfolio. Also, for those shareholders subject to tax, if purchases of shares in a Portfolio are made shortly before the record date for a capital gains distribution or a dividend, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by the Company as to the Federal Income tax status of dividends and distributions paid by the Portfolios. Dividends and distributions may also be subject to state and local taxes. Dividends declared in October, November, or December to shareholders of record in such month and paid in January of the following year will be deemed to have been paid by a Portfolio and received by the shareholders on December 31.

Redemptions of shares in the Portfolios are taxable events for Federal income tax purposes.

The Portfolios are required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on the account registration form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

In order for a Portfolio to continue to qualify for Federal income tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), at least 90% of a Portfolio's gross income for a taxable year must be derived from certain qualifying income, i.e., dividends, interest, income derived from loans of securities and gains from the sale or other disposition of stock, securities or foreign currencies, or other related income, including gains from options, futures and forward contracts, derived with respect to its business investing in stock, securities or currencies.

Any net gain realized from the closing out of futures contracts will, therefore, generally be qualifying income for purposes of the 90% requirement.

Except for transactions a Portfolio has identified as hedging transactions, a Portfolio is required for Federal income tax purposes to recognize as income for the taxable year its net unrealized gains and losses on forward currency and futures contracts as of the end of the taxable year as well as those actually realized during the year. In most cases, any such gain or loss recognized with respect to a regulated futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss without regard to the holding period of the contract. Recognized gain or loss attributable to a foreign currency forward contract is treated as 100% ordinary income. Furthermore, foreign currency futures contracts which are intended to hedge against a change in the value of securities held by a Portfolio may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

A Portfolio may be subject to foreign withholding taxes on income or gains recognized with respect to its investment in certain foreign securities. If a Portfolio purchases shares in certain foreign investment entities, called "passive foreign investment companies," a Portfolio may be subject to U.S. Federal income tax and a related interest charge on a portion of any "excess distribution" or gain from the disposition of such shares, even if such income is distributed as a taxable dividend by a Portfolio to its shareholders. If more than 50% of the total assets of a Portfolio are invested in securities of foreign corporations, a Portfolio may elect to pass-through to its shareholders their pro rata share of foreign income taxes paid by a Portfolio. If this election is made, shareholders will be required to include in their gross income their pro rata share of the foreign taxes paid by a Portfolio. However, shareholders will be entitled to deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. Federal income tax, subject to certain limitation under the Code. Finally, a Portfolio may recognize gain or loss on transactions in foreign currencies as a by-product of its investment in foreign securities.

A Portfolio will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes (including unrealized gains at the end of a Portfolio's taxable year) on futures transactions. Such distribution will be combined with distributions of capital gains realized on a Portfolio's other investments, and shareholders will be advised on the nature of the payment.


PERFORMANCE CALCULATIONS

PERFORMANCE

The Portfolios may from time to time quote various performance figures to illustrate past performance. Performance quotations by investment companies are subject to rules adopted by the Commission, which require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Company be accompanied by certain standardized performance information computed as required by the Commission. Current yield and average annual compounded total return quotations used by the Company are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used to compute or express performance follows.

YIELD

Current yield reflects the income per share earned by a Portfolio's investment. The current yield of a Portfolio is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

This figure is obtained using the following formula:



                   Yield = 2 [( a-b + 1)6-1]
                                ---
                                cd


         where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive income distributions
                  d = the maximum offering price per share on the last day of the period.

TOTAL RETURN

The average annual total return of a Portfolio is determined by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1, 5 and 10 year period and the deduction of all applicable Company expenses on an annual basis.

These figures will be calculated according to the following formula:


                              P(1+T)n = ERV

         where:
                         P = a hypothetical initial payment of $1,000
                         T = average annual total return
                         n = number of years
                       ERV = ending  redeemable  value  of a  hypothetical
                             $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

Total returns for the Portfolios for the period ended May 31, 1999 were as follows:

                                                     Inception      Year-to-Date    Inception to
                                                        DATE          5/31/99         5/31/99
                                                        ----          -------         -------
BRAZOS Real Estate Securities Portfolio               12/31/96         7.9%             6.0%

BRAZOS Small Cap Growth Portfolio                     12/31/96         1.7%            27.1%

BRAZOS Micro Cap Growth Portfolio                     12/31/97        17.2%            36.6%

BRAZOS Growth Portfolio                               12/31/98        32.8%            32.8%

COMPARISONS

To help investors better evaluate how an investment in a Portfolio might satisfy their investment objective, advertisements regarding the Company may discuss various measures of Company performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. The following publications, indices and averages may be used:

       (1) Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

       (2) Standard & Poor's 500 Stock Index or its component indices - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

       (3) Standard & Poor's MidCap 400 Index - an unmanaged index measuring the performance of non-S&P 500 stocks in the mid-range sector of the U.S. stock market.

       (4)   The  New  York  Stock  Exchange   composite  or  component  indices
             unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

       (5) Wilshire 5000 Equity Index or its component indices represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

       (6) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

       (7) Morgan Stanley Capital International EAFE Index and World Index - respectively, arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East, and over 1,400 securities listed on the stock exchanges of these continents, including North America.

       (8) Goldman Sachs 100 Convertible Bond Index - currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of 100 million or greater in market capitalization. The index is priced monthly.

       (9)   Salomon   Brothers  GNMA  Index  -  includes   pools  of  mortgages
             originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

       (10) Salomon Brothers High Grade Corporate Bond Index - consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

       (11) Salomon Brothers Broad Investment Grade Bond - is a market-weighted index that contains approximately 4,700 individually priced investment grade corporate bonds rated BBB or better, U.S. Treasury/agency issues and mortgage pass through securities.

       (12) Lehman Brothers Long-Term Treasury Bond - is composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of 10 years or greater.

       (13)  NASDAQ   Industrial   Index  -  is  composed  of  more  than  3,000
             industrial issues. It is a value-weighted index calculated on price change only and does not include income.

       (14) Value Line - composed of over 1,600 stocks in the Value Line Investment Survey.

       (15) Russell 2000 - composed of the 2,000 smallest stocks in the Russell 3000, a market value-weighted index of the 3,000 largest U.S. publicly-traded companies.

       (16)  Russell 2000 Growth - measures  the  performance  of those  Russell
             2000  companies  with  higher   price-to-book   ratios  and  higher
             forecasted growth values.

       (17) Russell 2000 Value - measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

       (18) Russell 2500 - composed of the 2,500 smallest stocks in the Russell 3000, a market value-weighted index of the 3,000 largest U.S. publicly-traded companies.

       (19) Composite Indices - 60% Standard & Poor's 500 Stock Index, 30% Lehman Brothers Long-Term Treasury Bond and 10% U.S. Treasury Bills; 70% Standard & Poor's 500 Stock Index and 30% NASDAQ Industrial Index; 35% Standard & Poor's 500 Stock Index and 65% Salomon Brothers High Grade Bond Index; all stocks on the NASDAQ system exclusive of those traded on an exchange, and 65% Standard & Poor's 500 Stock Index and 35% Salomon Brothers High Grade Bond Index.

       (20) CDA Mutual Fund Report published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return and average rate of return (average compounded growth rate) over specified time periods for the mutual fund industry.

       (21) Mutual Fund Source Book published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

       (22)  Financial  publications:  Business Week, Changing Times,  Financial
             World,  Forbes,  Fortune,   Money,  Barron's,   Consumer's  Digest,
             Financial  Times,   Global   Investor,   Wall

             Street   Journal  and  Weisenberger  Investment Companies Service -
             publications  that  rate  fund  performance  over   specified  time
             periods.

       (23) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change over time in the price of goods and services in major expenditure groups.

       (24) Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates - historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. Treasury bills and inflation.

       (25) Savings and Loan Historical Interest Rates - as published by the U.S. Savings & Loan League Fact Book.

       (26) Lehman Brothers Government/Corporate Index - a combination of the Government and Corporate Bond Indices. The Government Index includes public obligations of the U.S. Treasury, issues of
             Government agencies, and corporate debt backed by the U.S. Government. The Corporate Bond Index includes fixed-rate nonconvertible corporate debt. Also included are Yankee Bonds and nonconvertible debt issued by or guaranteed by foreign or international governments and agencies. All issues are investment grade (BBB) or higher, with maturities of at least one year and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for others. Any security downgraded during the month is held in the index until month-end and then removed. All returns are market value weighted inclusive of accrued income.

       (27) Lehman Brothers Intermediate Government/Corporate Index - an unmanaged index composed of a combination of the Government and Corporate Bond Indices. All issues are investment grade (BBB) or higher, with maturities of one to ten years and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for others. The Government Index includes public obligations of the U.S. Treasury, issues of Government agencies, and corporate debt backed by the U.S. Government. The Corporate Bond Index includes fixed-rate nonconvertible corporate debt. Also included are Yankee Bonds and nonconvertible debt issued by or guaranteed by foreign or international governments and agencies. Any security downgraded during the month is held in the index until month-end and then removed. All returns are market value weighted inclusive of accrued income.

       (28) Historical data supplied by the research departments of First Boston Corporation; the J.P. Morgan companies; WP Brothers; Merrill Lynch, Pierce, Fenner & Smith; Lehman Brothers, Inc.; and Bloomberg L.P.

       (29) NAREIT Equity Index - a compilation of market-weighted securities data collected from all tax-qualified equity real estate investment trusts listed on the New York and American Stock Exchanges and the NASDAQ. The index tracks performance, as well as REIT assets, by property type and geographic region.

       (30)  Wilshire  Real  Estate  Securities  Index,  published  by  Wilshire
             Associates - a market capitalization-weighted index of publicly traded real estate securities, such as real estate investment trusts, real estate operating companies and partnerships.

In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in a Portfolio, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by a Portfolio to calculate its performance. In addition, there can be no assurance that a Portfolio will continue this performance as compared to such other averages.


CODE OF ETHICS

The Company has adopted a Code of Ethics which restricts, to a certain extent, personal transactions by access persons of the Company and imposes certain disclosure and reporting obligations.


FINANCIAL STATEMENTS


The unaudited Financial Statements for the BRAZOS Micro Cap Growth Portfolio, BRAZOS Small Cap Growth Portfolio, BRAZOS Real Estate Securities Portfolio and BRAZOS Growth Portfolio, financial highlights and notes to the Financial Statements dated May 31, 1999, were filed with the SEC on July 27, 1999. They and the audited Financial Statements for the portfolios dated November 30, 1998 are incorporated herein by reference and can be obtained free of charge by calling the Brazos Mutual Funds at 1-800-426-9157.

                                    APPENDIX


COMMERCIAL PAPER RATINGS

                  A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

                  "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

                  "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

                  "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.


                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer failed to meet scheduled principal and/or interest payments.


                  Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

                  "F1" - Securities possess the highest credit quality. This designation indicates the best capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

                  "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

                  "F3"  -   Securities   possess  fair  credit   quality.   This
designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                  "B" - Securities  possess  speculative  credit  quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

                  "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

                  "D" - Securities are in actual or imminent payment default.


                  Thomson Financial BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson Financial BankWatch:

                  "TBW-1"  -  This  designation   represents  Thomson  Financial
BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson Financial BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson Financial BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4"  -  This  designation   represents  Thomson  Financial
BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                  "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca" and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" indicates poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable in periods of greater economic stress.

                  "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  "BB," "B," "CCC," "DD" and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

                  "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

                  "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.

                  "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

                  "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.


                  "CCC," "CC" and "C" - Bonds have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.


                  "DDD," "DD" and "D" - Bonds are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

                  Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

                  To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to denote relative standing within these major rating categories.

                  Thomson Financial BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.


                  "BB," "B," "CCC" and "CC" - These designations are assigned by Thomson Financial BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely repayment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.


                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS

                  A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

                  "SP-2"  -  The  issuers  of  these   municipal  notes  exhibit
satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3" - The   issuers  of  these  municipal   notes   exhibit
speculative capacity to pay principal and interest.


                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                  "SG" - This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

                  Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                     PART C
                                    FORM N-1A
                                OTHER INFORMATION

Item 23. Exhibits

          (a) (1) Certificate of Trust filed October 24, 1996 is incorporated by reference to Exhibit (1)(a) to the Registration Statement on Form N-1A, filed October 13, 1996 ("Form N-1A")

              (2) Agreement and Declaration of Trust filed October 28, 1996 is incorporated by reference to Exhibit (b)(1)(b) to Pre-Effective Amendment No. 1 to the Registration Statement, filed December 2, 1997 ("Pre-Effective Amendment No. 1").

              (3) Amendment to Agreement and Declaration of Trust filed May 13, 1999 is incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 6 to the Registration Statement, filed June 1, 1999 ("Post-Effective Amendment No. 6").

         (b)  (1)   Bylaws adopted November 25, 1996 is incorporated by
                    reference to Exhibit (b)(2) to Pre-Effective Amendment No.
                    1.

              (2) Amended Bylaws dated November 14, 1997 is incorporated by reference to Exhibit (b)(2) to Post-Effective Amendment No. 3 ("Post-Effective Amendment No. 3").

        (c)   Not Applicable

        (d)   (1)   Investment Advisory Agreement between Registrant and
                    John McStay Investment Counsel dated November 25, 1996 with respect to the BRAZOS Small Cap Growth Portfolio and BRAZOS
                    Real Estate Securities Portfolio is incorporated by reference to Exhibit (b)(5) to Pre-Effective Amendment No.
                    1.

              (2) Investment Advisory Agreement between Registrant and John McStay Investment Counsel dated November 17, 1997 with respect to the BRAZOS Micro Cap Growth Portfolio is incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 2 ("Post-Effective Amendment No.
                    2").

              (3) Investment Advisory Contract between Registrant and John McStay Investment Counsel dated December 31, 1998 with respect to the BRAZOS Growth Portfolio is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 4 ("Post-Effective Amendment No. 4").

              (4) Form of Investment Advisory Agreement between Registrant and John McStay Investment Counsel, L.L.C. with respect to the BRAZOS Small Cap Growth Portfolio is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 6.

              (5) Form of Investment Advisory Agreement between Registrant and John McStay Investment Counsel, L.L.C. with respect to the BRAZOS Real Estate Securities

                    Portfolio is incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 6.

              (6) Form of Investment Advisory Agreement between Registrant and John McStay Investment Counsel, L.L.C. with respect to the BRAZOS Micro Cap Growth Portfolio is incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 6.

              (7) Form of Investment Advisory Agreement between Registrant and John McStay Investment Counsel, L.L.C. with respect to the BRAZOS Growth Portfolio is incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 6.

              (8) Form of Investment Advisory Agreement between Registrant and John McStay Investment Counsel, L.L.C. with respect to the BRAZOS Mid Cap Growth Portfolio.

      (e)     (1)   Underwriting Contract and Selected Dealer Agreement
                    between Registrant and Rafferty Capital Markets dated
                    October 1, 1998 with respect to BRAZOS MicroCap Growth
                    Portfolio, BRAZOS Small Cap Growth Portfolio, BRAZOS Real
                    Estate Securities Portfolio and the Brazos Growth Portfolio is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 4.

              (2) Form of Distribution Agreement dated June 25, 1999 between Registrant and SunAmerica Capital Services, Inc. for Class A, B and II Shares is incorporated by reference to Exhibit
                    (e)(2) to Post-Effective Amendment No. 6.

              (3) Form of Selling Agreement between Registrant and SunAmerica Capital Services, Inc. is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 6.

              (4) Form of Distribution Agreement between the Registrant and SunAmerica Capital Services, Inc. with respect to the Class Y shares of the BRAZOS Mico Cap Growth, Small Cap Growth, Mid Cap Growth, Growth and Real Estate Securities Portfolios.

      (f)     Not Applicable

      (g)     (1)   Custodian Agreement between Registrant and Firstar
                    Mutual Fund Services, LLC dated October 1, 1998 is incorporated by reference to Exhibit (g) to Post-Effective
                    Amendment No. 4.

              (2) Form of Custodian Contract between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 6.

      (h)     (1)   Administration Agreement between Registrant and Firstar
                    Mutual Fund Services, LLC dated October 1, 1998 is incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 4.

              (2) Transfer Agency Agreement between Registrant and Firstar Mutual Fund Services, LLC dated October 1, 1998 is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 4.

              (3) Fund Accounting Services Agreement between Registrant and Firstar Mutual Fund Services, LLC dated October 1, 1998 is incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 4.

              (4) Fulfillment Servicing Agreement between Registrant and Firstar Mutual Fund Services, LLC dated October 1, 1998 is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 4.

              (5) Form of Transfer Agency Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference Exhibit (h)(5) to Post-Effective Amendment No. 6.

              (6) Form of Administration Agreement between Registrant and SunAmerica Asset Management Corporation is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 6.

              (7) Form of Service Agreement between Registrant and SunAmerica Fund Services, Inc. is incorporated by reference to Exhibit
                    (h)(7) to Post-Effective Amendment No. 6.

      (i) Opinion of Drinker Biddle & Reath LLP is incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 6.

      (j)     (1)   Consent of Drinker Biddle & Reath LLP.

              (2)   Consent of PricewaterhouseCoopers LLP.

      (k)     Not Applicable

      (l) Subscription Agreement between Registrant and John McStay Investment Counsel dated December 11, 1999 is incorporated by reference to Exhibit (b)(13) to Pre-Effective Amendment No. 2 ("Pre-Effective Amendment No. 2").

      (m)     (1)   Form of Distribution Plan for Class A Shares is
                    incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 6.

              (2) Form of Distribution Plan for Class B Shares is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 6.

              (3) Form of Distribution Plan for Class II Shares is incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 6.

      (n) Financial Data Schedules as of November 30, 1998, re: BRAZOS Real Estate Securities Portfolio, BRAZOS Small Cap Growth Portfolio and BRAZOS Micro Cap Growth Portfolio is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 4.

      (o)     (1)   Form of Plan Pursuant to Rule 18f-3 for Operation of
                    Multi-Series System is incorporated by reference to Exhibit
                    (o) to Post-Effective Amendment No. 6.

Item 24. Persons Controlled by or Under Common Control with Registrant

              Registrant is not controlled by or under common control with any person.

     Item 25. Indemnification

              Reference is made to Article VII of Registrant's Agreement and Declaration of Trust, which is incorporated herein by reference. Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended.

              Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, office or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    Item 26.  Business and Other Connections of Investment Adviser

              Reference is made to the caption "Information about the Adviser" in the Prospectuses constituting Part A of this Registration Statement and "Investment Adviser and Other Services" in Part B of this Registration Statement. The information required by this Item 26 with respect to each director, officer, or partner of the investment adviser of the Registrant is incorporated by reference to the Form ADV filed by the investment adviser listed below with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended, on the date and under the File number indicated:

              John McStay Investment Counsel 3-31-96  SEC File No. 801-20244


    Item 27. Principal Underwriters

              (a) Investment Companies for which SunAmerica Capital Services,
                  Inc. also acts as principal underwriter:

                                    SunAmerica Income Funds
                                    SunAmerica Equity Funds
                                    SunAmerica Money Market Funds
                                    SunAmerica Style Select Series, Inc.

              (b) Reference is made to the caption "Distributor" in the
                  Prospectuses constituting Part A of this Registration Statement. The information required by this Item 27 with respect to each director of the underwriter is incorporated by reference to the Form BD filed by the Underwriter with the Commission pursuant to the Securities Exchange Act of 1934, as amended under the File Number indicated:

                  SunAmerica Capital Services, Inc.         NASD File No.  13158

     Item 28. Location of Accounts and Records

              The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained in the physical possession of the Registrant, Brazos Mutual Funds, 5949 Sherry Lane, Dallas, TX 75225; the Registrant's Adviser, John McStay Investment Counsel, 5949 Sherry Lane, Dallas, TX 75225; the Registrant's Transfer Agent and Custodian Bank, State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA 02171; and the Registrant's Administrator, SunAmerica Asset Management Corp., 733 Third Avenue, 3rd Floor, New York, NY 10017-3204.


     Item 29. Management Services

              Not Applicable.

     Item 30. Undertakings

              Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of the removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of
              Section 16(c) of the Investment Company Act of 1940, as amended, relating to shareholder communications.

              Registrant hereby undertakes to furnish its Annual Report to Shareholders upon request and without charge to any person to whom a prospectus is delivered.

                                   SIGNATURES



       Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Dallas, and State of Texas on the 15th day of October, 1999.


                                              /s/ BRAZOS MUTUAL FUNDS
                                              ------------------------------
                                              Registrant

                                              By: /s/ DAN L. HOCKENBROUGH *
                                                  ----------------------------
                                                  Dan L. Hockenbrough
                                                  President

       Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ GEORGE GAU*
------------------------
George Gau                    Trustee                          October 15, 1999


/s/ DAN L. HOCKENBROUGH *
------------------------
Dan L. Hockenbrough           Trustee, Chief Executive         October 15, 1999
                              And Financial Officer

/s/ JOHN H. MASSEY *
------------------------
John H. Massey                Trustee                          October 15, 1999


/s/ DAVID M. REICHERT *
------------------------
David M. Reichert             Trustee                          October 15, 1999

* Pursuant to authority granted in a Power of Attorney filed with Post-Effective Amendment No. 7

BY: /s/ AUDREY C. TALLEY
------------------------
   Audrey C. Talley
   Attorney-in-Fact

                                POWER OF ATTORNEY


         The undersigned hereby appoints each of Audrey Talley and Daniel Hockenbrough as attorney-in-fact and agent, each individually in all capacities, to execute, and to file any of the documents referred to below relating to the registration of Brazos Mutual Funds (the "Fund") as an investment company under the Investment Company Act of 1940, as amended, (the "Act") and the Fund's Registration Statement on Form N-1A under the Act and under the Securities Act of 1933, including any and all amendments thereto, covering the registration of the Fund as an investment company and the sale of shares of the series of the Fund, including all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority, including applications for exemptive order rulings. The undersigned grants to said attorney full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he could do if personally present, thereby ratifying all that said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.

         The undersigned hereby executes this Power of Attorney as of this 13th day of May, 1999.


                                                     /S/ George Gau
                                                     ---------------
                                                     Name: George Gau
                                                     Title: Trustee

                                POWER OF ATTORNEY


         The undersigned hereby appoints Audrey Talley as attorney-in-fact and agent, individually in all capacities, to execute, and to file any of the documents referred to below relating to the registration of Brazos Mutual Funds (the "Fund") as an investment company under the Investment Company Act of 1940, as amended, (the "Act") and the Fund's Registration Statement on Form N-1A under the Act and under the Securities Act of 1933, including any and all amendments thereto, covering the registration of the Fund as an investment company and the sale of shares of the series of the Fund, including all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority, including applications for exemptive order rulings. The undersigned grants to said attorney full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as she could do if personally present, thereby ratifying all that said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.

         The undersigned hereby executes this Power of Attorney as of this 13th day of May, 1999.


                                          /s/ Daniel Hockenbrough
                                          ------------------------
                                     Name:  Daniel Hockenbrough
                                     Title: Chief Financial Officer

                                POWER OF ATTORNEY


         The undersigned hereby appoints each of Audrey Talley and Daniel Hockenbrough as attorney-in-fact and agent, each individually in all capacities, to execute, and to file any of the documents referred to below relating to the registration of Brazos Mutual Funds (the "Fund") as an investment company under the Investment Company Act of 1940, as amended, (the "Act") and the Fund's Registration Statement on Form N-1A under the Act and under the Securities Act of 1933, including any and all amendments thereto, covering the registration of the Fund as an investment company and the sale of shares of the series of the Fund, including all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority, including applications for exemptive order rulings. The undersigned grants to said attorney full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he could do if personally present, thereby ratifying all that said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.

         The undersigned hereby executes this Power of Attorney as of this 13th day of May, 1999.


                                                          /s/ John Massey
                                                          -------------
                                                     Name:  John Massey
                                                     Title: Trustee

                                POWER OF ATTORNEY


         The undersigned hereby appoints each of Audrey Talley and Daniel Hockenbrough as attorney-in-fact and agent, each individually in all capacities, to execute, and to file any of the documents referred to below relating to the registration of Brazos Mutual Funds (the "Fund") as an investment company under the Investment Company Act of 1940, as amended, (the "Act") and the Fund's Registration Statement on Form N-1A under the Act and under the Securities Act of 1933, including any and all amendments thereto, covering the registration of the Fund as an investment company and the sale of shares of the series of the Fund, including all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority, including applications for exemptive order rulings. The undersigned grants to said attorney full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he could do if personally present, thereby ratifying all that said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.

         The undersigned hereby executes this Power of Attorney as of this 13th day of May, 1999.


                                                            /s/ David Reichert
                                                            ------------------
                                                     Name:  David Reichert
                                                     Title: Trustee

                                  EXHIBIT INDEX


EXHIBIT NO.                               ITEM
-----------                               ----
(d) (8) Form of Investment Advisory Agreement between Registrant and John McStay Investment Counsel, L.L.C. with respect to the BRAZOS Mid Cap Growth Portfolio.

(e) (4) Form of Distribution Agreement between the Registrant and SunAmerica Capital Services, Inc. with respect to the Class Y Shares of the BRAZOS Small Cap Growth, BRAZOS Micro Cap Growth, BRAZOS Real Estate Securities, BRAZOS Growth and BRAZOS Mid Cap Growth Portfolio.

(i) (1)   Opinion and Consent of Counsel

(j) (1)   Consent of Independent Accounts